REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
MEMBERS Life Insurance Company and
Contract Owners of MEMBERS Horizon Variable Separate Account
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the subaccounts of
MEMBERS Horizon Variable Separate Account (the "Account”) listed in Appendix A, as of December 31,
2024, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods presented in Appendix A, and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts comprising the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account's management.
Our responsibility is to express an opinion on the Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the
Account’s fund managers and when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
March 10, 2025
We have served as the auditor of MEMBERS Horizon Variable Separate Account since 2016.
MEMBERS Horizon Variable Separate Account                                                                                                                                                          Appendix A

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the

Invesco V.I. Global Real Estate Fund Series I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
American Funds IS The Bond Fund of America Series I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
American Funds IS Growth Fund Series I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
American Funds IS American High- Income Trust Fund Class I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
American Funds IS International Fund Series I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
American Funds IS Asset Allocation Fund Series I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
BlackRock Global Allocation V.I. Fund Class I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DFA VA International Small Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DFA VA International Value Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DFA VA U.S. Large Value Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DFA VA U.S. Targeted Value Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Templeton Foreign VIP Fund Class I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Templeton Global Bond VIP Fund Class 1, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Goldman Sachs VIT Government Money Market, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Utilities Series Fund Initial Class, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Value Series Fund, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount	-	For the Period January 1 to December 6, 2024 *	For the year Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024 *	For four Years Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024 *
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
TOPS® Balanced ETF Portfolio Class 1, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
TOPS® Conservative ETF Portfolio Class 1, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
TOPS® Growth ETF Portfolio Class 1, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT High Yield Fund, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
T. Rowe Price Blue Chip Growth Fund, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF Capital Growth Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Subaccounts	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the
Vanguard VIF Diversified Value Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF Equity Index Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF High Yield Bond Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF International Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF Money Market Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF Real Estate Index Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF Small Company Growth Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	December 31, 2024	Year Ended December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
* represents the date the subaccount ceased operations
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities
As of December 31, 2024

			Invesco
	Invesco V.I.	Invesco V.I.	Oppenheimer V.I.	American Funds
	Global Real Estate	Small Cap	International	IS The Bond Fund
	Fund	Equity Fund	Growth Fund	of America
	Series I,	Series I,	Non-Service Shares,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$833,854	$903,512	$279,927	$3,018,967
Total assets	833,854	903,512	279,927	3,018,967
Liabilities	—	—	—	—
Net assets	$833,854	$903,512	$279,927	$3,018,967
Net assets
Net assets: B-Shares	$728,704	$873,284	$276,539	$2,707,211
Net assets: C-Shares	105,150	30,228	3,388	311,756
Total net assets	$833,854	$903,512	$279,927	$3,018,967
Number of shares outstanding	62,274	46,645	152,134	325,671
Net asset value per share	$13.39	$19.37	$1.84	$9.27
Cost of mutual fund shares	$951,007	$876,174	$338,451	$3,352,892

	American Funds	American Funds	American Funds	American Funds
	IS Growth	IS American High-	IS International	IS Asset
	Fund	Income Trust Fund	Fund	Allocation Fund
	Series I,	Class I,	Series I,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$15,541,798	$2,339,838	$1,618,557	$18,752,930
Total assets	15,541,798	2,339,838	1,618,557	18,752,930
Liabilities	—	—	—	—
Net assets	$15,541,798	$2,339,838	$1,618,557	$18,752,930
Net assets
Net assets: B-Shares	$13,367,829	$2,214,396	$1,458,803	$14,116,994
Net assets: C-Shares	2,173,969	125,442	159,754	4,635,936
Total net assets	$15,541,798	$2,339,838	$1,618,557	$18,752,930
Number of shares outstanding	121,925	254,607	90,726	720,159
Net asset value per share	$127.47	$9.19	$17.84	$26.04
Cost of mutual fund shares	$11,864,803	$2,406,533	$1,717,848	$17,617,851

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2024

	BlackRock	Columbia VP	DFA VA	DFA VA
	Global Allocation	Emerging Markets	International	International
	V.I. Fund	Bond Fund	Small	Value
	Class I,	Class 1,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$2,513,403	$1,614,462	$378,951	$3,424,750
Total assets	2,513,403	1,614,462	378,951	3,424,750
Liabilities	—	—	—	—
Net assets	$2,513,403	$1,614,462	$378,951	$3,424,750
Net assets
Net assets: B-Shares	$982,596	$1,383,788	$371,018	$3,030,866
Net assets: C-Shares	1,530,807	230,674	7,933	393,884
Total net assets	$2,513,403	$1,614,462	$378,951	$3,424,750
Number of shares outstanding	152,512	203,333	32,696	250,897
Net asset value per share	$16.48	$7.94	$11.59	$13.65
Cost of mutual fund shares	$2,700,549	$1,806,765	$410,462	$3,125,561

	DFA VA	DFA VA	Templeton	Templeton
	U.S. Large	U.S. Targeted	Foreign VIP	Global Bond
	Value	Value	Fund	VIP Fund
	Portfolio,	Portfolio,	Class I,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$6,641,566	$2,354,573	$211,110	$893,085
Total assets	6,641,566	2,354,573	211,110	893,085
Liabilities	—	—	—	—
Net assets	$6,641,566	$2,354,573	$211,110	$893,085
Net assets
Net assets: B-Shares	$5,837,421	$2,205,484	$211,110	$819,817
Net assets: C-Shares	804,145	149,089	—	73,268
Total net assets	$6,641,566	$2,354,573	$211,110	$893,085
Number of shares outstanding	204,042	104,323	14,994	74,054
Net asset value per share	$32.55	$22.57	$14.08	$12.06
Cost of mutual fund shares	$5,845,856	$2,054,821	$202,475	$1,123,084

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2024

	Goldman Sachs VIT		Lazard Retirement	MFS® VIT
	Core Fixed	Goldman Sachs VIT	Emerging Markets	Total Return
	Income	Government	Equity Portfolio	Bond Series Fund
	Service Shares,	Money Market,	Investor Shares,	Initial Class,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$872,682	$5,145,131	$1,982,001	$4,544,678
Total assets	872,682	5,145,131	1,982,001	4,544,678
Liabilities	—	—	—	—
Net assets	$872,682	$5,145,131	$1,982,001	$4,544,678
Net assets
Net assets: B-Shares	$398,883	$5,145,131	$1,815,568	$3,795,562
Net assets: C-Shares	473,799	—	166,433	749,116
Total net assets	$872,682	$5,145,131	$1,982,001	$4,544,678
Number of shares outstanding	92,641	5,145,131	92,660	395,189
Net asset value per share	$9.42	$1.00	$21.39	$11.50
Cost of mutual fund shares	$949,862	$5,145,131	$1,868,194	$4,982,156

	MFS® VIT		MFS® VIT	Morgan Stanley
	Utilities Series	MFS® VIT	Blended Research®	VIF, Inc.
	Fund	Value	Small Cap Equity	Growth Portfolio
	Initial Class,	Series Fund,	Fund,	Fund Class I,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$2,195,357	$2,203,553	$1,707,567	$4,148,959
Total assets	2,195,357	2,203,553	1,707,567	4,148,959
Liabilities	—	—	—	—
Net assets	$2,195,357	$2,203,553	$1,707,567	$4,148,959
Net assets
Net assets: B-Shares	$2,097,749	$2,142,245	$1,649,728	$3,651,529
Net assets: C-Shares	97,608	61,308	57,839	497,430
Total net assets	$2,195,357	$2,203,553	$1,707,567	$4,148,959
Number of shares outstanding	64,154	101,875	165,462	212,006
Net asset value per share	$34.22	$21.63	$10.32	$19.57
Cost of mutual fund shares	$2,141,102	$2,175,590	$1,695,072	$3,693,429

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2024

	TOPS®	TOPS®	TOPS®	TOPS®
	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF
	ETF Portfolio	Portfolio	Portfolio	Portfolio
	Class 1,	Class 1,	Class 1,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$1,903,877	$6,071,258	$12,402,103	$3,044,547
Total assets	1,903,877	6,071,258	12,402,103	3,044,547
Liabilities	—	—	—	—
Net assets	$1,903,877	$6,071,258	$12,402,103	$3,044,547
Net assets
Net assets: B-Shares	$1,242,264	$4,932,696	$5,058,604	$2,905,455
Net assets: C-Shares	661,613	1,138,562	7,343,499	139,092
Total net assets	$1,903,877	$6,071,258	$12,402,103	$3,044,547
Number of shares outstanding	90,704	414,987	963,644	149,904
Net asset value per share	$20.99	$14.63	$12.87	$20.31
Cost of mutual fund shares	$1,481,021	$5,610,005	$12,020,206	$2,517,101

	TOPS®	PIMCO Commodity	PIMCO VIT	PIMCO VIT
	Moderate Growth	RealReturn®	All Asset	Real Return
	ETF Portfolio	Strategy Portfolio,	Portfolio	Portfolio
	Class 1,	Advisor Class,	Institutional Class,	Institutional Class,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$4,009,915	$909,317	$1,932,467	$1,417,186
Total assets	4,009,915	909,317	1,932,467	1,417,186
Liabilities	—	—	—	—
Net assets	$4,009,915	$909,317	$1,932,467	$1,417,186
Net assets
Net assets: B-Shares	$2,729,010	$704,373	$1,618,502	$957,017
Net assets: C-Shares	1,280,905	204,944	313,965	460,169
Total net assets	$4,009,915	$909,317	$1,932,467	$1,417,186
Number of shares outstanding	261,744	167,771	215,918	123,126
Net asset value per share	$15.32	$5.42	$8.95	$11.51
Cost of mutual fund shares	$3,536,568	$1,093,647	$2,156,577	$1,557,964

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2024

	Putnam VT	T. Rowe Price	Vanguard	Vanguard
	High	Blue Chip	VIF	VIF
	Yield	Growth	Capital Growth	Diversified Value
	Fund,	Fund,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$2,044,896	$16,261,967	$4,067,513	$3,789,603
Total assets	2,044,896	16,261,967	4,067,513	3,789,603
Liabilities	—	—	—	—
Net assets	$2,044,896	$16,261,967	$4,067,513	$3,789,603
Net assets
Net assets: B-Shares	$1,770,947	$11,180,653	$3,065,243	$3,149,199
Net assets: C-Shares	273,949	5,081,314	1,002,270	640,404
Total net assets	$2,044,896	$16,261,967	$4,067,513	$3,789,603
Number of shares outstanding	358,125	270,627	79,849	227,604
Net asset value per share	$5.71	$60.09	$50.94	$16.65
Cost of mutual fund shares	$2,114,526	$11,513,835	$3,274,753	$3,361,741

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Equity Index	High Yield Bond	International	Mid-Cap Index
	Portfolio,	Portfolio,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$14,626,599	$2,367,601	$5,008,930	$7,614,488
Total assets	14,626,599	2,367,601	5,008,930	7,614,488
Liabilities	—	—	—	—
Net assets	$14,626,599	$2,367,601	$5,008,930	$7,614,488
Net assets
Net assets: B-Shares	$8,782,482	$1,829,242	$4,095,800	$6,517,058
Net assets: C-Shares	5,844,117	538,359	913,130	1,097,430
Total net assets	$14,626,599	$2,367,601	$5,008,930	$7,614,488
Number of shares outstanding	202,753	319,946	195,661	283,699
Net asset value per share	$72.14	$7.40	$25.60	$26.84
Cost of mutual fund shares	$9,871,871	$2,432,666	$5,330,912	$6,573,182

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities (continued)
As of December 31, 2024

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Money Market	Real Estate Index	Small Company	Total Bond Market
	Portfolio,	Portfolio,	Growth Portfolio,	Index Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in mutual funds at fair value	$17,864,972	$4,026,083	$2,420,082	$12,766,383
Total assets	17,864,972	4,026,083	2,420,082	12,766,383
Liabilities	—	—	—	—
Net assets	$17,864,972	$4,026,083	$2,420,082	$12,766,383
Net assets
Net assets: B-Shares	$16,525,970	$2,912,161	$1,846,574	$9,573,959
Net assets: C-Shares	1,339,002	1,113,922	573,508	3,192,424
Total net assets	$17,864,972	$4,026,083	$2,420,082	$12,766,383
Number of shares outstanding	17,864,972	342,937	124,043	1,220,496
Net asset value per share	$1.00	$11.74	$19.51	$10.46
Cost of mutual fund shares	$17,864,972	$4,236,539	$2,447,283	$13,936,402

	Vanguard
	VIF
	Total Stock Market
	Index Portfolio,
	Subaccount
Assets
Investments in mutual funds at fair value	$15,100,374
Total assets	15,100,374
Liabilities	—
Net assets	$15,100,374
Net assets
Net assets: B-Shares	$11,563,323
Net assets: C-Shares	3,537,051
Total net assets	$15,100,374
Number of shares outstanding	268,881
Net asset value per share	$56.16
Cost of mutual fund shares	$11,859,144

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Operations
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco Oppenheimer V.I.	American Funds
	Global Real Estate	Small Cap	International	IS The Bond Fund
	Fund	Equity Fund	Growth Fund	of America
	Series I,	Series I,	Non-Service Shares,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$22,990	$1,210	$2,101	$132,984
Mortality and expense charges (note 3)	(14,858)	(14,862)	(5,075)	(48,173)
Net investment income (loss)	8,132	(13,652)	(2,974)	84,811
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(34,830)	(1,284)	(14,311)	(147,665)
Realized gain distributions	—	42,817	21,548	—
Net realized gain (loss) on investments	(34,830)	41,533	7,237	(147,665)
Net change in unrealized appreciation
(depreciation) on investments	(2,521)	121,669	(12,416)	50,694
Net increase (decrease) in net assets
resulting from operations	$(29,219)	$149,550	$(8,153)	$(12,160)

	American Funds	American Funds	American Funds	American Funds
	IS Growth	IS American High-	IS International	IS Asset
	Fund	Income Trust Fund	Fund	Allocation Fund
	Series I,	Class I,	Series I,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$83,453	$151,020	$24,702	$444,693
Mortality and expense charges (note 3)	(221,168)	(29,698)	(26,864)	(296,805)
Net investment income (loss)	(137,715)	121,322	(2,162)	147,888
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	709,546	(17,415)	(6,634)	354,240
Realized gain distributions	335,977	—	—	811,309
Net realized gain (loss) on investments	1,045,523	(17,415)	(6,634)	1,165,549
Net change in unrealized appreciation
(depreciation) on investments	2,826,323	45,054	44,581	1,309,291
Net increase (decrease) in net assets
resulting from operations	$3,734,131	$148,961	$35,785	$2,622,728

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Operations (continued)
For the Year Ended December 31, 2024

	BlackRock	Columbia VP	DFA VA	DFA VA
	Global Allocation	Emerging Markets	International	International
	V.I. Fund	Bond Fund	Small	Value
	Class I,	Class 1,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$34,018	$92,083	$13,281	$141,413
Mortality and expense charges (note 3)	(42,937)	(28,167)	(6,423)	(61,456)
Net investment income (loss)	(8,919)	63,916	6,858	79,957
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(6,333)	(90,638)	(6,236)	237,242
Realized gain distributions	159,045	—	10,386	72,983
Net realized gain (loss) on investments	152,712	(90,638)	4,150	310,225
Net change in unrealized appreciation
(depreciation) on investments	46,244	113,565	(838)	(165,622)
Net increase (decrease) in net assets
resulting from operations	$190,037	$86,843	$10,170	$224,560

	DFA VA	DFA VA	Templeton	Templeton
	U.S. Large	U.S. Targeted	Foreign VIP	Global Bond
	Value	Value	Fund	VIP Fund
	Portfolio,	Portfolio,	Class I,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$139,329	$33,369	$5,905	$—
Mortality and expense charges (note 3)	(117,701)	(42,958)	(3,556)	(16,256)
Net investment income (loss)	21,628	(9,589)	2,349	(16,256)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	620,308	246,292	4,999	(62,613)
Realized gain distributions	701,991	162,551	—	—
Net realized gain (loss) on investments	1,322,299	408,843	4,999	(62,613)
Net change in unrealized appreciation
(depreciation) on investments	(462,084)	(228,654)	(12,086)	(56,089)
Net increase (decrease) in net assets
resulting from operations	$881,843	$170,600	$(4,738)	$(134,958)

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Operations (continued)
For the Year Ended December 31, 2024

	Goldman Sachs VIT	Goldman Sachs	Lazard Retirement	MFS® VIT
	Core Fixed	VIT	Emerging Markets	Total Return
	Income	Government	Equity Portfolio	Bond Series Fund
	Service Shares,	Money Market,	Investor Shares,	Initial Class,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$31,362	$215,831	$80,610	$204,128
Mortality and expense charges (note 3)	(13,190)	(64,889)	(35,872)	(77,376)
Net investment income (loss)	18,172	150,942	44,738	126,752
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(11,721)	(1)	70,874	(186,991)
Realized gain distributions	—	—	—	—
Net realized gain (loss) on investments	(11,721)	(1)	70,874	(186,991)
Net change in unrealized appreciation
(depreciation) on investments	(9,649)	—	39,330	104,988
Net increase (decrease) in net assets
resulting from operations	$(3,198)	$150,941	$154,942	$44,749

			MFS® VIT
	MFS® VIT		Blended	Morgan Stanley
	Utilities Series	MFS® VIT	Research®	VIF, Inc. Global
	Fund	Value	Small Cap Equity	Infrastructure
	Initial Class,	Series Fund,	Fund,	Fund Class I,
	Subaccount	Subaccount	Subaccount	Subaccount *
Investment income (loss)
Dividend income	$52,128	$36,401	$16,585	$50,216
Mortality and expense charges (note 3)	(35,085)	(33,862)	(26,014)	(25,539)
Net investment income (loss)	17,043	2,539	(9,429)	24,677
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(600)	62,272	(10,574)	(145,608)
Realized gain distributions	64,326	164,862	13,805	—
Net realized gain (loss) on investments	63,726	227,134	3,231	(145,608)
Net change in unrealized appreciation
(depreciation) on investments	135,373	(24,852)	65,739	362,734
Net increase (decrease) in net assets
resulting from operations	$216,142	$204,821	$59,541	$241,803

* The subaccount liquidated effective December 6, 2024
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Operations (continued)
For the Year Ended December 31, 2024

	Morgan Stanley	TOPS®	TOPS®	TOPS®
	VIF, Inc.	Aggressive Growth	Balanced ETF	Conservative ETF
	Growth Portfolio	ETF Portfolio	Portfolio	Portfolio
	Fund Class I,	Class 1,	Class 1,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$—	$28,209	$130,556	$304,387
Mortality and expense charges (note 3)	(66,675)	(32,089)	(101,345)	(188,648)
Net investment income (loss)	(66,675)	(3,880)	29,211	115,739
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(789,394)	83,246	238,943	113,655
Realized gain distributions	—	16,850	27,249	84,242
Net realized gain (loss) on investments	(789,394)	100,096	266,192	197,897
Net change in unrealized appreciation
(depreciation) on investments	2,173,230	104,186	47,673	150,729
Net increase (decrease) in net assets
resulting from operations	$1,317,161	$200,402	$343,076	$464,365

	TOPS®	TOPS®	PIMCO Commodity	PIMCO VIT
	Growth ETF	Moderate Growth	RealReturn®	All Asset
	Portfolio	ETF Portfolio	Strategy Portfolio,	Portfolio
	Class 1,	Class 1,	Advisor Class,	Institutional Class,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$46,947	$77,966	$22,031	$148,389
Mortality and expense charges (note 3)	(51,553)	(69,904)	(14,438)	(35,041)
Net investment income (loss)	(4,606)	8,062	7,593	113,348
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	273,383	329,822	(63,691)	(94,190)
Realized gain distributions	5,866	53,919	—	—
Net realized gain (loss) on investments	279,249	383,741	(63,691)	(94,190)
Net change in unrealized appreciation
(depreciation) on investments	46,158	(80,425)	75,443	38,977
Net increase (decrease) in net assets
resulting from operations	$320,801	$311,378	$19,345	$58,135

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Operations (continued)
For the Year Ended December 31, 2024

	PIMCO VIT	Putnam VT	T. Rowe Price	Vanguard
	Real Return	High	Blue Chip	VIF
	Portfolio	Yield	Growth	Capital Growth
	Institutional Class,	Fund,	Fund,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$42,694	$146,342	$—	$49,750
Mortality and expense charges (note 3)	(24,668)	(35,759)	(269,388)	(68,078)
Net investment income (loss)	18,026	110,583	(269,388)	(18,328)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(51,812)	(66,556)	1,603,629	227,148
Realized gain distributions	—	—	658,717	90,936
Net realized gain (loss) on investments	(51,812)	(66,556)	2,262,346	318,084
Net change in unrealized appreciation
(depreciation) on investments	44,995	101,550	2,938,086	179,648
Net increase (decrease) in net assets
resulting from operations	$11,209	$145,577	$4,931,044	$479,404

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Diversified Value	Equity Index	High Yield Bond	International
	Portfolio,	Portfolio,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$67,300	$201,445	$141,547	$73,130
Mortality and expense charges (note 3)	(63,022)	(238,507)	(38,912)	(88,495)
Net investment income (loss)	4,278	(37,062)	102,635	(15,365)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	120,097	1,318,384	(26,087)	(167,389)
Realized gain distributions	243,255	575,918	—	193,585
Net realized gain (loss) on investments	363,352	1,894,302	(26,087)	26,196
Net change in unrealized appreciation
(depreciation) on investments	138,917	1,185,553	39,247	415,557
Net increase (decrease) in net assets
resulting from operations	$506,547	$3,042,793	$115,795	$426,388

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Operations (continued)
For the Year Ended December 31, 2024

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Mid-Cap Index	Money Market	Real Estate Index	Small Company
	Portfolio,	Portfolio,	Portfolio,	Growth Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount
Investment income (loss)
Dividend income	$117,943	$853,063	$152,026	$14,385
Mortality and expense charges (note 3)	(126,154)	(258,603)	(72,555)	(40,175)
Net investment income (loss)	(8,211)	594,460	79,471	(25,790)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	278,211	—	(88,597)	(60,190)
Realized gain distributions	98,295	—	128,251	—
Net realized gain (loss) on investments	376,506	—	39,654	(60,190)
Net change in unrealized appreciation
(depreciation) on investments	656,206	—	45,146	319,268
Net increase (decrease) in net assets
resulting from operations	$1,024,501	$594,460	$164,271	$233,288

	Vanguard	Vanguard
	VIF	VIF
	Total Bond Market	Total Stock Market
	Index Portfolio,	Index Portfolio,
	Subaccount	Subaccount
Investment income (loss)
Dividend income	$391,807	$206,048
Mortality and expense charges (note 3)	(211,985)	(242,929)
Net investment income (loss)	179,822	(36,881)
Realized gain (loss) on investments
Net realized gain (loss) on sale
of fund shares	(497,974)	914,031
Realized gain distributions	—	1,129,636
Net realized gain (loss) on investments	(497,974)	2,043,667
Net change in unrealized appreciation
(depreciation) on investments	267,289	1,025,568
Net increase (decrease) in net assets
resulting from operations	$(50,863)	$3,032,354

See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets
For the Years Ended December 31,

	Invesco V.I.			Invesco V.I.
	Global Real Estate Fund			Small Cap Equity Fund
	Series I, Subaccount			Series I, Subaccount
	2024	2023		2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$8,132	$(734)		$(13,652)	$(14,742)
Net realized gain (loss) on investments	(34,830)	(63,629)	5	41,533	(18,395)
Net change in unrealized appreciation
(depreciation) on investments	(2,521)	139,117		121,669	171,225
Net increase (decrease) in net assets
resulting from operations	(29,219)	74,754		149,550	138,088
Contract transactions
Payments received from contract owners	12,752	7,897		8,092	74,041
Transfers between subaccounts (including
fixed accounts), net	112,678	257,370		(3,726)	(29,726)
Payment for contract benefits and terminations	(342,629)	(358,991)		(261,493)	(130,706)
Contract charges and fees	(682)	(664)		(2,884)	(609)
Net increase (decrease) in net assets from
contract transactions	(217,881)	(94,388)		(260,011)	(87,000)
Total increase (decrease) in net assets	(247,100)	(19,634)		(110,461)	51,088
Net assets
Beginning of period	1,080,954	1,100,588		1,013,973	962,885
End of period	$833,854	$1,080,954		$903,512	$1,013,973

	Invesco Oppenheimer V.I.			American Funds
	International Growth Fund			IS The Bond Fund of America
	Non-Service Shares, Subaccount			Series I, Subaccount
	2024	2023		2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$(2,974)	$(3,200)		$84,811	$65,760
Net realized gain (loss) on investments	7,237	(19,681)		(147,665)	(181,982)
Net change in unrealized appreciation
(depreciation) on investments	(12,416)	82,525		50,694	234,323
Net increase (decrease) in net assets
resulting from operations	(8,153)	59,644		(12,160)	118,101
Contract transactions
Payments received from contract owners	—	3,900		16,014	21,108
Transfers between subaccounts (including
fixed accounts), net	(590)	(5,443)		556,668	262,052
Payment for contract benefits and terminations	(61,436)	(45,297)		(805,691)	(762,665)
Contract charges and fees	(847)	(91)		(9,051)	(3,960)
Net increase (decrease) in net assets from
contract transactions	(62,873)	(46,931)		(242,060)	(483,465)
Total increase (decrease) in net assets	(71,026)	12,713		(254,220)	(365,364)
Net assets
Beginning of period	350,953	338,240		3,273,187	3,638,551
End of period	$279,927	$350,953		$3,018,967	$3,273,187
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	American Funds		American Funds IS American
	IS Growth Fund		High-Income Trust Fund
	Series I, Subaccount		Class I, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$(137,715)	$(120,472)	$121,322	$100,721
Net realized gain (loss) on investments	1,045,523	507,634	(17,415)	(73,698)
Net change in unrealized appreciation
(depreciation) on investments	2,826,323	3,539,518	45,054	163,424
Net increase (decrease) in net assets
resulting from operations	3,734,131	3,926,680	148,961	190,447
Contract transactions
Payments received from contract owners	590,005	806,277	225,096	110,926
Transfers between subaccounts (including
fixed accounts), net	1,048,617	410,277	1,213,605	548,725
Payment for contract benefits and terminations	(2,929,851)	(3,322,949)	(1,033,874)	(860,116)
Contract charges and fees	(10,216)	(9,705)	(2,288)	(1,621)
Net increase (decrease) in net assets from
contract transactions	(1,301,445)	(2,116,100)	402,539	(202,086)
Total increase (decrease) in net assets	2,432,686	1,810,580	551,500	(11,639)
Net assets
Beginning of period	13,109,112	11,298,532	1,788,338	1,799,977
End of period	$15,541,798	$13,109,112	$2,339,838	$1,788,338

	American Funds		American Funds
	IS International Fund		IS Asset Allocation Fund
	Series I, Subaccount		Series I, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$(2,162)	$(423)	$147,888	$155,675
Net realized gain (loss) on investments	(6,634)	(118,062)	1,165,549	289,322
Net change in unrealized appreciation
(depreciation) on investments	44,581	354,233	1,309,291	1,644,034
Net increase (decrease) in net assets
resulting from operations	35,785	235,748	2,622,728	2,089,031
Contract transactions
Payments received from contract owners	169,210	108,149	376,147	698,760
Transfers between subaccounts (including
fixed accounts), net	497,279	540,745	3,838,005	4,275,673
Payment for contract benefits and terminations	(794,193)	(848,817)	(6,638,061)	(5,041,731)
Contract charges and fees	(1,468)	(2,201)	(8,310)	(10,002)
Net increase (decrease) in net assets from
contract transactions	(129,172)	(202,124)	(2,432,219)	(77,300)
Total increase (decrease) in net assets	(93,387)	33,624	190,509	2,011,731
Net assets
Beginning of period	1,711,944	1,678,320	18,562,421	16,550,690
End of period	$1,618,557	$1,711,944	$18,752,930	$18,562,421
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	BlackRock			Columbia VP
	Global Allocation V.I. Fund			Emerging Markets Bond Fund
	Class I, Subaccount			Class 1, Subaccount
	2024	2023		2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$(8,919)	$13,871		$63,916	$80,310
Net realized gain (loss) on investments	152,712	(96,780)		(90,638)	(126,031)
Net change in unrealized appreciation
(depreciation) on investments	46,244	349,375		113,565	212,195
Net increase (decrease) in net assets
resulting from operations	190,037	266,466		86,843	166,474
Contract transactions
Payments received from contract owners	29,937	18,169		29,338	31,759
Transfers between subaccounts (including
fixed accounts), net	310,346	350,470		185,764	263,297
Payment for contract benefits and terminations	(595,331)	(616,300)		(711,340)	(544,877)
Contract charges and fees	(363)	(1,832)		(1,737)	(1,225)
Net increase (decrease) in net assets from
contract transactions	(255,411)	(249,493)		(497,975)	(251,046)
Total increase (decrease) in net assets	(65,374)	16,973		(411,132)	(84,572)
Net assets
Beginning of period	2,578,777	2,561,804		2,025,594	2,110,166
End of period	$2,513,403	$2,578,777		$1,614,462	$2,025,594

	DFA VA			DFA VA
	International Small			International Value
	Portfolio, Subaccount			Portfolio, Subaccount
	2024	2023		2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$6,858	$6,674		$79,957	$130,081
Net realized gain (loss) on investments	4,150	(17,560)	5	310,225	200,492
Net change in unrealized appreciation
(depreciation) on investments	(838)	70,376		(165,622)	388,001
Net increase (decrease) in net assets
resulting from operations	10,170	59,490		224,560	718,574
Contract transactions
Payments received from contract owners	5,252	1,150		62,648	53,175
Transfers between subaccounts (including
fixed accounts), net	(58,209)	(38,496)		103,510	(72,872)
Payment for contract benefits and terminations	(76,761)	(87,007)		(1,407,209)	(1,220,535)
Contract charges and fees	(74)	(722)		(3,200)	(4,283)
Net increase (decrease) in net assets from
contract transactions	(129,792)	(125,075)		(1,244,251)	(1,244,515)
Total increase (decrease) in net assets	(119,622)	(65,585)		(1,019,691)	(525,941)
Net assets
Beginning of period	498,573	564,158		4,444,441	4,970,382
End of period	$378,951	$498,573		$3,424,750	$4,444,441
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	DFA VA		DFA VA
	U.S. Large Value		U.S. Targeted Value
	Portfolio, Subaccount		Portfolio, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$21,628	$50,679	$(9,589)	$(1,290)
Net realized gain (loss) on investments	1,322,299	345,336	408,843	319,102
Net change in unrealized appreciation
(depreciation) on investments	(462,084)	314,545	(228,654)	213,236
Net increase (decrease) in net assets
resulting from operations	881,843	710,560	170,600	531,048
Contract transactions
Payments received from contract owners	62,752	155,276	19,795	27,408
Transfers between subaccounts (including
fixed accounts), net	(194,079)	(33,674)	66,015	(36,679)
Payment for contract benefits and terminations	(2,255,809)	(1,512,986)	(1,153,309)	(599,758)
Contract charges and fees	(17,102)	(6,156)	(15,418)	(2,433)
Net increase (decrease) in net assets from
contract transactions	(2,404,238)	(1,397,540)	(1,082,917)	(611,462)
Total increase (decrease) in net assets	(1,522,395)	(686,980)	(912,317)	(80,414)
Net assets
Beginning of period	8,163,961	8,850,941	3,266,890	3,347,304
End of period	$6,641,566	$8,163,961	$2,354,573	$3,266,890

	Templeton		Templeton
	Foreign VIP Fund		Global Bond VIP Fund
	Class I, Subaccount		Class 1, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$2,349	$5,711	$(16,256)	$(19,008)
Net realized gain (loss) on investments	4,999	1,448	(62,613)	(48,289)
Net change in unrealized appreciation
(depreciation) on investments	(12,086)	41,828	(56,089)	81,443
Net increase (decrease) in net assets
resulting from operations	(4,738)	48,987	(134,958)	14,146
Contract transactions
Payments received from contract owners	4,156	5,457	4,202	11,777
Transfers between subaccounts (including
fixed accounts), net	(8,394)	(32,229)	86,733	(36,879)
Payment for contract benefits and terminations	(47,091)	(29,569)	(262,155)	(129,496)
Contract charges and fees	(85)	(35)	(462)	(860)
Net increase (decrease) in net assets from
contract transactions	(51,414)	(56,376)	(171,682)	(155,458)
Total increase (decrease) in net assets	(56,152)	(7,389)	(306,640)	(141,312)
Net assets
Beginning of period	267,262	274,651	1,199,725	1,341,037
End of period	$211,110	$267,262	$893,085	$1,199,725
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	Goldman Sachs VIT		Goldman Sachs VIT
	Core Fixed		Government
	Income Service Shares,		Money Market,
	Subaccount		Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$18,172	$10,537	$150,942	$116,362
Net realized gain (loss) on investments	(11,721)	(15,064)	(1)	(1)
Net change in unrealized appreciation
(depreciation) on investments	(9,649)	38,250	—	—
Net increase (decrease) in net assets
resulting from operations	(3,198)	33,723	150,941	116,361
Contract transactions
Payments received from contract owners	17,897	38,503	607,139	321,515
Transfers between subaccounts (including
fixed accounts), net	178,775	26,258	966,538	614,218
Payment for contract benefits and terminations	(95,818)	(74,617)	(314,670)	(207,526)
Contract charges and fees	(152)	(606)	(4,291)	(202)
Net increase (decrease) in net assets from
contract transactions	100,702	(10,462)	1,254,716	728,005
Total increase (decrease) in net assets	97,504	23,261	1,405,657	844,366
Net assets
Beginning of period	775,178	751,917	3,739,474	2,895,108
End of period	$872,682	$775,178	$5,145,131	$3,739,474

	Lazard Retirement		MFS® VIT
	Emerging Markets Equity Portfolio		Total Return Bond Series Fund
	Investor Shares, Subaccount		Initial Class, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$44,738	$100,527	$126,752	$88,081
Net realized gain (loss) on investments	70,874	(46,798)	(186,991)	(230,507)
Net change in unrealized appreciation
(depreciation) on investments	39,330	468,402	104,988	447,583
Net increase (decrease) in net assets
resulting from operations	154,942	522,131	44,749	305,157
Contract transactions
Payments received from contract owners	36,386	39,048	55,520	126,548
Transfers between subaccounts (including
fixed accounts), net	(116,917)	492,721	779,359	1,121,580
Payment for contract benefits and terminations	(743,016)	(1,164,705)	(1,833,616)	(1,680,825)
Contract charges and fees	(1,710)	(1,740)	(5,274)	(3,653)
Net increase (decrease) in net assets from
contract transactions	(825,257)	(634,676)	(1,004,011)	(436,350)
Total increase (decrease) in net assets	(670,315)	(112,545)	(959,262)	(131,193)
Net assets
Beginning of period	2,652,316	2,764,861	5,503,940	5,635,133
End of period	$1,982,001	$2,652,316	$4,544,678	$5,503,940
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	MFS® VIT		MFS® VIT
	Utilities Series Fund		Value Series Fund,
	Initial Class, Subaccount		Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$17,043	$49,474	$2,539	$1,006
Net realized gain (loss) on investments	63,726	155,834	227,134	157,242
Net change in unrealized appreciation
(depreciation) on investments	135,373	(311,420)	(24,852)	(28,324)
Net increase (decrease) in net assets
resulting from operations	216,142	(106,112)	204,821	129,924
Contract transactions
Payments received from contract owners	28,118	18,793	278,405	168,560
Transfers between subaccounts (including
fixed accounts), net	(88,269)	208,748	633,828	482,328
Payment for contract benefits and terminations	(351,648)	(731,793)	(1,079,224)	(1,073,055)
Contract charges and fees	(1,572)	(1,317)	(1,789)	(2,389)
Net increase (decrease) in net assets from
contract transactions	(413,371)	(505,569)	(168,780)	(424,556)
Total increase (decrease) in net assets	(197,229)	(611,681)	36,041	(294,632)
Net assets
Beginning of period	2,392,586	3,004,267	2,167,512	2,462,144
End of period	$2,195,357	$2,392,586	$2,203,553	$2,167,512

	MFS® VIT Blended		Morgan Stanley
	Research® Small Cap Equity		VIF, Inc. Global Infrastructure
	Fund, Subaccount		Fund Class I, Subaccount *
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$(9,429)	$(11,643)	$24,677	$20,700
Net realized gain (loss) on investments	3,231	(59,183)	(145,608)	187,056
Net change in unrealized appreciation
(depreciation) on investments	65,739	342,663	362,734	(155,691)
Net increase (decrease) in net assets
resulting from operations	59,541	271,837	241,803	52,065
Contract transactions
Payments received from contract owners	268,347	125,119	24,683	32,455
Transfers between subaccounts (including
fixed accounts), net	614,760	607,884	(1,609,832)	203,475
Payment for contract benefits and terminations	(968,484)	(853,941)	(561,606)	(510,377)
Contract charges and fees	(2,844)	(3,042)	(1,500)	(1,561)
Net increase (decrease) in net assets from
contract transactions	(88,221)	(123,980)	(2,148,255)	(276,008)
Total increase (decrease) in net assets	(28,680)	147,857	(1,906,452)	(223,943)
Net assets
Beginning of period	1,736,247	1,588,390	1,906,452	2,130,395
End of period	$1,707,567	$1,736,247	$—	$1,906,452
* The subaccount liquidated effective December 6, 2024
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	Morgan Stanley		TOPS®
	VIF, Inc. Growth Portfolio		Aggressive Growth ETF Portfolio
	Fund Class I, Subaccount		Class 1, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$(66,675)	$(63,486)	$(3,880)	$(20,053)
Net realized gain (loss) on investments	(789,394)	(677,562)	100,096	250,487
Net change in unrealized appreciation
(depreciation) on investments	2,173,230	2,223,534	104,186	153,976
Net increase (decrease) in net assets
resulting from operations	1,317,161	1,482,486	200,402	384,410
Contract transactions
Payments received from contract owners	48,864	12,720	11,225	82,509
Transfers between subaccounts (including
fixed accounts), net	(2,082,101)	2,208,574	216,565	(1,634,556)
Payment for contract benefits and terminations	(822,395)	(540,428)	(357,783)	(479,696)
Contract charges and fees	(5,382)	(3,252)	(26)	(1,232)
Net increase (decrease) in net assets from
contract transactions	(2,861,014)	1,677,614	(130,019)	(2,032,975)
Total increase (decrease) in net assets	(1,543,853)	3,160,100	70,383	(1,648,565)
Net assets
Beginning of period	5,692,812	2,532,712	1,833,494	3,482,059
End of period	$4,148,959	$5,692,812	$1,903,877	$1,833,494

	TOPS®		TOPS®
	Balanced ETF Portfolio		Conservative ETF Portfolio
	Class 1, Subaccount		Class 1, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$29,211	$16,180	$115,739	$55,623
Net realized gain (loss) on investments	266,192	142,637	197,897	241,289
Net change in unrealized appreciation
(depreciation) on investments	47,673	532,957	150,729	505,307
Net increase (decrease) in net assets
resulting from operations	343,076	691,774	464,365	802,219
Contract transactions
Payments received from contract owners	212,606	79,270	48,519	21,620
Transfers between subaccounts (including
fixed accounts), net	1,228,618	310,977	4,076,994	2,442,365
Payment for contract benefits and terminations	(2,794,481)	(1,847,568)	(3,151,085)	(4,059,800)
Contract charges and fees	(2,960)	(2,008)	(3,000)	(3,902)
Net increase (decrease) in net assets from
contract transactions	(1,356,217)	(1,459,329)	971,428	(1,599,717)
Total increase (decrease) in net assets	(1,013,141)	(767,555)	1,435,793	(797,498)
Net assets
Beginning of period	7,084,399	7,851,954	10,966,310	11,763,808
End of period	$6,071,258	$7,084,399	$12,402,103	$10,966,310
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	TOPS®		TOPS®
	Growth ETF Portfolio		Moderate Growth ETF Portfolio
	Class 1, Subaccount		Class 1, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$(4,606)	$(4,440)	$8,062	$5,927
Net realized gain (loss) on investments	279,249	113,850	383,741	206,589
Net change in unrealized appreciation
(depreciation) on investments	46,158	367,335	(80,425)	333,309
Net increase (decrease) in net assets
resulting from operations	320,801	476,745	311,378	545,825
Contract transactions
Payments received from contract owners	14,158	70,799	104,614	55,733
Transfers between subaccounts (including
fixed accounts), net	618,146	269,062	856,778	498,175
Payment for contract benefits and terminations	(1,428,555)	(863,596)	(2,037,318)	(1,690,482)
Contract charges and fees	(406)	(3,884)	(2,675)	(4,260)
Net increase (decrease) in net assets from
contract transactions	(796,657)	(527,619)	(1,078,601)	(1,140,834)
Total increase (decrease) in net assets	(475,856)	(50,874)	(767,223)	(595,009)
Net assets
Beginning of period	3,520,403	3,571,277	4,777,138	5,372,147
End of period	$3,044,547	$3,520,403	$4,009,915	$4,777,138

	PIMCO Commodity		PIMCO VIT
	RealReturn® Strategy Portfolio,		All Asset Portfolio
	Advisor Class, Subaccount		Institutional Class, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$7,593	$142,297	$113,348	$40,752
Net realized gain (loss) on investments	(63,691)	(40,370)	(94,190)	(198,049)
Net change in unrealized appreciation
(depreciation) on investments	75,443	(195,188)	38,977	331,529
Net increase (decrease) in net assets
resulting from operations	19,345	(93,261)	58,135	174,232
Contract transactions
Payments received from contract owners	2,546	5,862	29,973	19,361
Transfers between subaccounts (including
fixed accounts), net	40,915	114,563	200,913	681,542
Payment for contract benefits and terminations	(72,102)	(162,883)	(897,240)	(1,268,345)
Contract charges and fees	(314)	(646)	(1,917)	(2,317)
Net increase (decrease) in net assets from
contract transactions	(28,955)	(43,104)	(668,271)	(569,759)
Total increase (decrease) in net assets	(9,610)	(136,365)	(610,136)	(395,527)
Net assets
Beginning of period	918,927	1,055,292	2,542,603	2,938,130
End of period	$909,317	$918,927	$1,932,467	$2,542,603
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	PIMCO VIT		Putnam VT
	Real Return Portfolio		High Yield
	Institutional Class, Subaccount		Fund, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$18,026	$27,266	$110,583	$114,674
Net realized gain (loss) on investments	(51,812)	(43,982)	(66,556)	(114,679)
Net change in unrealized appreciation
(depreciation) on investments	44,995	55,678	101,550	269,107
Net increase (decrease) in net assets
resulting from operations	11,209	38,962	145,577	269,102
Contract transactions
Payments received from contract owners	2,572	3,057	31,566	28,467
Transfers between subaccounts (including
fixed accounts), net	81,499	95,246	201,214	360,737
Payment for contract benefits and terminations	(341,675)	(220,227)	(958,645)	(844,821)
Contract charges and fees	(890)	(1,938)	(2,134)	(1,643)
Net increase (decrease) in net assets from
contract transactions	(258,494)	(123,862)	(727,999)	(457,260)
Total increase (decrease) in net assets	(247,285)	(84,900)	(582,422)	(188,158)
Net assets
Beginning of period	1,664,471	1,749,371	2,627,318	2,815,476
End of period	$1,417,186	$1,664,471	$2,044,896	$2,627,318

	T. Rowe Price		Vanguard
	Blue Chip Growth		VIF Capital Growth
	Fund, Subaccount		Portfolio, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$(269,388)	$(259,428)	$(18,328)	$(19,143)
Net realized gain (loss) on investments	2,262,346	(251,589)	318,084	234,133
Net change in unrealized appreciation
(depreciation) on investments	2,938,086	6,786,023	179,648	736,319
Net increase (decrease) in net assets
resulting from operations	4,931,044	6,275,006	479,404	951,309
Contract transactions
Payments received from contract owners	103,914	152,445	168,369	516,292
Transfers between subaccounts (including
fixed accounts), net	(2,007,080)	(191,746)	(553,776)	(267,226)
Payment for contract benefits and terminations	(3,858,923)	(3,646,420)	(649,903)	(405,286)
Contract charges and fees	(23,248)	(11,063)	(2,560)	(2,978)
Net increase (decrease) in net assets from
contract transactions	(5,785,337)	(3,696,784)	(1,037,870)	(159,198)
Total increase (decrease) in net assets	(854,293)	2,578,222	(558,466)	792,111
Net assets
Beginning of period	17,116,260	14,538,038	4,625,979	3,833,868
End of period	$16,261,967	$17,116,260	$4,067,513	$4,625,979
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	Vanguard		Vanguard
	VIF Diversified Value		VIF Equity Index
	Portfolio, Subaccount		Portfolio, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$4,278	$(3,406)	$(37,062)	$(17,163)
Net realized gain (loss) on investments	363,352	197,213	1,894,302	1,037,436
Net change in unrealized appreciation
(depreciation) on investments	138,917	431,717	1,185,553	2,014,788
Net increase (decrease) in net assets
resulting from operations	506,547	625,524	3,042,793	3,035,061
Contract transactions
Payments received from contract owners	54,902	17,198	377,024	210,283
Transfers between subaccounts (including
fixed accounts), net	314,990	63,117	37,530	254,187
Payment for contract benefits and terminations	(906,942)	(564,277)	(3,548,961)	(2,309,367)
Contract charges and fees	(4,810)	(2,133)	(15,100)	(7,187)
Net increase (decrease) in net assets from
contract transactions	(541,860)	(486,095)	(3,149,507)	(1,852,084)
Total increase (decrease) in net assets	(35,313)	139,429	(106,714)	1,182,977
Net assets
Beginning of period	3,824,916	3,685,487	14,733,313	13,550,336
End of period	$3,789,603	$3,824,916	$14,626,599	$14,733,313

	Vanguard		Vanguard
	VIF High Yield Bond		VIF International
	Portfolio, Subaccount		Portfolio, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$102,635	$91,452	$(15,365)	$4,051
Net realized gain (loss) on investments	(26,087)	(54,900)	26,196	(35,024)
Net change in unrealized appreciation
(depreciation) on investments	39,247	203,918	415,557	821,395
Net increase (decrease) in net assets
resulting from operations	115,795	240,470	426,388	790,422
Contract transactions
Payments received from contract owners	29,993	24,674	67,823	62,934
Transfers between subaccounts (including
fixed accounts), net	158,074	53,732	166,285	176,402
Payment for contract benefits and terminations	(483,119)	(396,132)	(1,795,822)	(1,335,728)
Contract charges and fees	(1,075)	(2,253)	(4,277)	(5,121)
Net increase (decrease) in net assets from
contract transactions	(296,127)	(319,979)	(1,565,991)	(1,101,513)
Total increase (decrease) in net assets	(180,332)	(79,509)	(1,139,603)	(311,091)
Net assets
Beginning of period	2,547,933	2,627,442	6,148,533	6,459,624
End of period	$2,367,601	$2,547,933	$5,008,930	$6,148,533
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	Vanguard			Vanguard
	VIF Mid-Cap Index			VIF Money Market
	Portfolio, Subaccount			Portfolio, Subaccount
	2024		2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$(8,211)		$(3,271)	$594,460	$442,715
Net realized gain (loss) on investments	376,506		62,117	—	131
Net change in unrealized appreciation
(depreciation) on investments	656,206		1,063,081	—	—
Net increase (decrease) in net assets
resulting from operations	1,024,501		1,121,927	594,460	442,846
Contract transactions
Payments received from contract owners	327,520		213,335	175,612	115,940
Transfers between subaccounts (including
fixed accounts), net	489,330		671,882	55,833,384	48,656,741
Payment for contract benefits and terminations	(2,807,150)		(2,151,848)	(55,893,962)	(43,822,042)
Contract charges and fees	(9,944)	—	(5,047)	(9,366)	(37,407)
Net increase (decrease) in net assets from
contract transactions	(2,000,244)		(1,271,678)	105,668	4,913,232
Total increase (decrease) in net assets	(975,743)		(149,751)	700,128	5,356,078
Net assets
Beginning of period	8,590,231		8,739,982	17,164,844	11,808,766
End of period	$7,614,488		$8,590,231	$17,864,972	$17,164,844

	Vanguard			Vanguard
	VIF Real Estate Index			VIF Small Company
	Portfolio, Subaccount			Growth Portfolio, Subaccount
	2024		2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$79,471		$45,787	$(25,790)	$(31,612)
Net realized gain (loss) on investments	39,654		81,206	(60,190)	(169,668)
Net change in unrealized appreciation
(depreciation) on investments	45,146		326,505	319,268	674,101
Net increase (decrease) in net assets
resulting from operations	164,271		453,498	233,288	472,821
Contract transactions
Payments received from contract owners	27,399		32,423	3,049	5,728
Transfers between subaccounts (including
fixed accounts), net	147,196		540,767	53,808	38,213
Payment for contract benefits and terminations	(1,345,843)		(972,330)	(671,451)	(563,418)
Contract charges and fees	(2,215)		(3,145)	(481)	(2,350)
Net increase (decrease) in net assets from
contract transactions	(1,173,463)		(402,285)	(615,075)	(521,827)
Total increase (decrease) in net assets	(1,009,192)		51,213	(381,787)	(49,006)
Net assets
Beginning of period	5,035,275		4,984,062	2,801,869	2,850,875
End of period	$4,026,083		$5,035,275	$2,420,082	$2,801,869
See accompanying notes to financial statements

MEMBERS Horizon Variable Separate Account
Statement of Changes in Net Assets (continued)
For the Years Ended December 31,

	Vanguard		Vanguard
	VIF Total Bond Market		VIF Total Stock Market
	Index Portfolio, Subaccount		Index Portfolio, Subaccount
	2024	2023	2024	2023
Increase (decrease) in net assets from operations
Net investment income (loss)	$179,822	$145,649	$(36,881)	$(57,623)
Net realized gain (loss) on investments	(497,974)	(611,909)	2,043,667	1,159,757
Net change in unrealized appreciation
(depreciation) on investments	267,289	1,016,023	1,025,568	2,283,680
Net increase (decrease) in net assets
resulting from operations	(50,863)	549,763	3,032,354	3,385,814
Contract transactions
Payments received from contract owners	334,061	138,505	444,271	309,370
Transfers between subaccounts (including
fixed accounts), net	3,096,221	2,433,931	(184,768)	76,615
Payment for contract benefits and terminations	(4,782,715)	(4,251,910)	(4,043,122)	(3,395,086)
Contract charges and fees	(10,415)	(19,402)	(14,379)	(9,086)
Net increase (decrease) in net assets from
contract transactions	(1,362,848)	(1,698,876)	(3,797,998)	(3,018,187)
Total increase (decrease) in net assets	(1,413,711)	(1,149,113)	(765,644)	367,627
Net assets
Beginning of period	14,180,094	15,329,207	15,866,018	15,498,391
End of period	$12,766,383	$14,180,094	$15,100,374	$15,866,018

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(1) Organization
The MEMBERS Horizon Variable Account (the “Account”) is a separate account of MEMBERS Life Insurance
Company (the “Company”). The Account is registered with the Securities and Exchange Commission (“SEC”)
as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”), as amended.
The Account was established to receive and invest net premiums paid by the contract owners to the Company under two flexible premium deferred variable and index linked annuity contracts (“contracts”) issued by the
Company: MEMBERS® Horizon Flexible Premium Deferred Variable and Index Linked Annuity (Series B and
Series C) and MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity (Series
B). Effective May 1, 2023, the MEMBERS Horizon II Flexible Premium Deferred Variable and Index Linked
Annuity is expected to be renamed TruStage Horizon II Flexible Deferred Variable and Index Linked Annuity.
The Account is divided into a number of subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each subaccount invests solely in a corresponding portfolio of one of the following funds, each an open-end management investment company registered with the SEC.

AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Invesco V.I. Global Real Estate Fund
Invesco V.I. Small Cap Equity Fund
Invesco Oppenheimer V.I. International Growth Fund
American Funds Insurance Series®
  American Funds IS The Bond Fund of America
  American Funds IS Growth Fund
  American Funds IS American High-Income Trust Fund
  American Funds IS International Fund
  American Funds IS Asset Allocation Fund
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Columbia Threadneedle
  Columbia VP Emerging Markets Bond Fund
DFA Investment Dimensions Group Inc.
  DFA VA International Small Portfolio
  DFA VA International Value Portfolio
  DFA VA U.S. Large Value Portfolio
  DFA VA U.S. Targeted Value Portfolio
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund
Templeton Global Bond VIP  Fund
Goldman Sachs
  Goldman Sachs VIT Core Fixed Income
  Goldman Sachs VIT Government Money Market (a)
Lazard Retirement Series, Inc.
  Lazard Retirement Emerging Markets Equity Portfolio
MFS® Variable Insurance Trust
MFS® VIT Total Return Bond Series Fund
MFS® VIT Utilities Series Fund
MFS® VIT Value Series Fund
(a) This subaccount is only available in the Series B product.

MFS® Variable Insurance Trust III
MFS® VIT Blended Research® Small Cap Equity
    Fund
Morgan Stanley
  VIF, Inc. Global Infrastructure Fund
  VIF, Inc. Growth Portfolio Fund
Northern Lights Variable Trust
  TOPS® Aggressive Growth ETF Portfolio
  TOPS® Balanced ETF Portfolio
  TOPS® Conservative ETF Portfolio
  TOPS® Growth ETF Portfolio
  TOPS® Moderate Growth ETF Portfolio
PIMCO Variable Insurance Trust
PIMCO Commodity RealReturn® Strategy Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Real Return Portfolio
Putnam Variable Trust
  Putnam VT High Yield Fund
T. Rowe Price Equity Series, Inc.
  T. Rowe Price Blue Chip Growth Fund
Vanguard Variable Insurance Fund
  Vanguard VIF Capital Growth Portfolio
  Vanguard VIF Diversified Value Portfolio
  Vanguard VIF Equity Index Portfolio
  Vanguard VIF High Yield Bond Portfolio
  Vanguard VIF International Portfolio
  Vanguard VIF Mid-Cap Index Portfolio
  Vanguard VIF Money Market Portfolio
  Vanguard VIF Real Estate Index Portfolio
  Vanguard VIF Small Company Growth Portfolio
  Vanguard VIF Total Bond Market Index Portfolio
  Vanguard VIF Total Stock Market Index Portfolio

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(1) Organization (continued)
The accompanying financial statements include only the contract owner assets, deposits, investment activity, and the contract transactions applicable to the variable portions of the contracts and exclude assets and activity for deposits for fixed dollar benefits, which are included in the general account of the Company.  The net investment income and the realized and unrealized gains and losses from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.
Segment Reporting
The Separate Account adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting
(Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The
Separate Account’s adoption of the new standard impacted financial statement disclosures only and did not affect the Sub-Account’s financial position or results of operations.
The Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners.  Each subaccount of the Account constitutes a single operating segment and therefore, is a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Account using information of each subaccount. The Accounting policies of the segment are described within Note 2.
The subaccounts have identified the Executive Vice President, Chief Business Officer of the Company, as the
CODM. The Account does not have employees and is not a separate legal entity.  The CODM uses Increase
(decrease) in net assets resulting from operations to measure performance in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Account. The measure of segment assets is reported on the Statements of Assets and Liabilities as Total Net Assets. Refer to the
Statements of Operations and Changes in Net Assets for each subaccount’s performance measure. All assets and revenue are generated in the US and there is no contract owner with greater than 10% of the results for all periods presented.
(2) Significant Accounting Policies
Basis of Presentation
The Account is an investment company and follows the accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-
Investment Companies.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the
United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
Investments are made in shares of a fund and are recorded at fair value, determined by the net asset value per share of the respective fund. Investment transactions in each fund are recorded on the trade date.
Realized gains and losses on redemptions of the shares of the fund are determined using the average cost basis.  Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund.  The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(2) Significant Accounting Policies (continued)
Federal Income Taxes
The operations of the Account are included in the consolidated federal income tax return of CUNA Mutual
Holding Company (“CMHC”), the Company’s ultimate parent, and its eligible subsidiaries. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”).  The Account’s
activities are included in the Company’s taxable income. Under current provisions of the IRC, the Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent these earnings are credited to the contract owner’s account. Accordingly, no provision for income tax is currently recorded. If such taxes are incurred by the Company in the future, a tax provision may be recorded.
(3) Fees and Charges
Contract Charges
Surrender Charges:  Series B and Series C versions of the contract are available.  Series C has no surrender charges.  Series B has a five year surrender charge period.  All references to surrender charges apply to Series B version only.  A surrender charge is assessed against a contract owner’s account upon surrender or partial withdrawal of purchase payments in excess of the free annual withdrawal amount. For purchase payments withdrawn or surrendered within the first and second year of the contract, the charge is
9% of the amount of the payment withdrawn or surrendered for Series B. The surrender charge decreases by
1% for each of the following three years that has elapsed since the purchase payment was recorded. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than six years prior to the withdrawal or surrender.
Subject to certain restrictions in each contract year, an amount equal to 10% of aggregate purchase payments (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the contracts.
These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.
For MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity a Return of
Purchase Payment Death Benefit Endorsement is attached to the contact and provides a return of purchase payment death benefit during the accumulation period. The death benefit is equal to the greater of the contract value as of the date death benefits are payable or total purchase payments adjusted for withdrawals.
The Account does not apply the surrender charge or market value adjustment in determining the death benefit payable.
Transfer Fee: No charge is generally made for transfers between subaccounts. However, the Company reserves the right to charge $25 for the 13th and each subsequent transfer during a contract year. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.
Premium Taxes: If state or other premium taxes are applicable to a contract, they will be deducted either: (a)
from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
(c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.
These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(3) Fees and Charges (continued)
Account Charges
Mortality and Expense Risk Charge: The Company deducts a daily administrative fee from the assets of the
Subaccount to compensate it for certain expenses it incurs in administration of the contracts. The charge is deducted from the assets of the Subaccount at an annual rate of 1.50% for Series B or 1.75% for Series C.
These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Operations of the applicable subaccount.
(4) Fair Value
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels.  The Account has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:
•Level 1:  Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Account has the ability to access at the measurement date.
•Level 2:  All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability.  This includes: (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, (iii) inputs other than quoted prices that are observable for the asset or liability, and (iv)
inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3:  One or more significant inputs are unobservable and reflect the Account’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.
The hierarchy requires the use of market observable information when available for assessing fair value.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(4) Fair Value (continued)

The following table summarizes the Account’s assets that are measured at fair value as of December 31,
2024. All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2024 Assets, at Fair Value	Total
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$833,854
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	903,512
Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	279,927
American Funds IS The Bond Fund of America Series I, Subaccount	3,018,967
American Funds IS Growth Fund Series I, Subaccount	15,541,798
American Funds IS American High- Income Trust Fund Class I, Subaccount	2,339,838
American Funds IS International Fund Series I, Subaccount	1,618,557
American Funds IS Asset Allocation Fund Series I, Subaccount	18,752,930
BlackRock Global Allocation V.I. Fund Class I, Subaccount	2,513,403
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	1,614,462
DFA VA International Small Portfolio, Subaccount	378,951
DFA VA International Value Portfolio, Subaccount	3,424,750
DFA VA U.S. Large Value Portfolio, Subaccount	6,641,566
DFA VA U.S. Targeted Value Portfolio, Subaccount	2,354,573
Templeton Foreign VIP Fund Class I, Subaccount	211,110
Templeton Global Bond VIP Fund Class 1, Subaccount	893,085
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	872,682
Goldman Sachs VIT Government Money Market, Subaccount	5,145,131
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	1,982,001
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	4,544,678
MFS® VIT Utilities Series Fund Initial Class, Subaccount	2,195,357
MFS® VIT Value Series Fund, Subaccount	2,203,553
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	1,707,567
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	4,148,959
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	1,903,877
TOPS® Balanced ETF Portfolio Class 1, Subaccount	6,071,258
TOPS® Conservative ETF Portfolio Class 1, Subaccount	12,402,103
TOPS® Growth ETF Portfolio Class 1, Subaccount	3,044,547
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	4,009,915
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	909,317
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	1,932,467
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	1,417,186
Putnam VT High Yield Fund, Subaccount	2,044,896
T. Rowe Price Blue Chip Growth Fund, Subaccount	16,261,967
Vanguard VIF Capital Growth Portfolio, Subaccount	4,067,513
Vanguard VIF Diversified Value Portfolio, Subaccount	3,789,603
Vanguard VIF Equity Index Portfolio, Subaccount	14,626,599
Vanguard VIF High Yield Bond Portfolio, Subaccount	2,367,601
Vanguard VIF International Portfolio, Subaccount	5,008,930
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	7,614,488
Vanguard VIF Money Market Portfolio, Subaccount	17,864,972
Vanguard VIF Real Estate Index Portfolio, Subaccount	4,026,083
Vanguard VIF Small Company Growth Portfolio, Subaccount	2,420,082
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	12,766,383
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	15,100,374

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(4) Fair Value (continued)

The following table summarizes the Account’s assets that are measured at fair value as of December 31,
2023. All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2023 Assets, at Fair Value	Total
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$1,080,954
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	1,013,973
Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	350,953
American Funds IS The Bond Fund of America Series I, Subaccount	3,273,187
American Funds IS Growth Fund Series I, Subaccount	13,109,112
American Funds IS American High- Income Trust Fund Class I, Subaccount	1,788,338
American Funds IS International Fund Series I, Subaccount	1,711,944
American Funds IS Asset Allocation Fund Series I, Subaccount	18,562,421
BlackRock Global Allocation V.I. Fund Class I, Subaccount	2,578,777
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	2,025,594
DFA VA International Small Portfolio, Subaccount	498,573
DFA VA International Value Portfolio, Subaccount	4,444,441
DFA VA U.S. Large Value Portfolio, Subaccount	8,163,961
DFA VA U.S. Targeted Value Portfolio, Subaccount	3,266,890
Templeton Foreign VIP Fund Class I, Subaccount	267,262
Templeton Global Bond VIP Fund Class 1, Subaccount	1,199,725
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	775,178
Goldman Sachs VIT Government Money Market, Subaccount	3,739,474
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	2,652,316
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	5,503,940
MFS® VIT Utilities Series Fund Initial Class, Subaccount	2,392,586
MFS® VIT Value Series Fund, Subaccount	2,167,512
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	1,736,247
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount	1,906,452
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	5,692,812
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	1,833,494
TOPS® Balanced ETF Portfolio Class 1, Subaccount	7,084,399
TOPS® Conservative ETF Portfolio Class 1, Subaccount	10,966,310
TOPS® Growth ETF Portfolio Class 1, Subaccount	3,520,403
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	4,777,138
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	918,927
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	2,542,603
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	1,664,471
Putnam VT High Yield Fund, Subaccount	2,627,318
T. Rowe Price Blue Chip Growth Fund, Subaccount	17,116,260
Vanguard VIF Capital Growth Portfolio, Subaccount	4,625,979
Vanguard VIF Diversified Value Portfolio, Subaccount	3,824,916
Vanguard VIF Equity Index Portfolio, Subaccount	14,733,313
Vanguard VIF High Yield Bond Portfolio, Subaccount	2,547,933
Vanguard VIF International Portfolio, Subaccount	6,148,533
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	8,590,231
Vanguard VIF Money Market Portfolio, Subaccount	17,164,844
Vanguard VIF Real Estate Index Portfolio, Subaccount	5,035,275
Vanguard VIF Small Company Growth Portfolio, Subaccount	2,801,869
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	14,180,094
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	15,866,018

There were no Level 3 investments in the Account, therefore, Level 3 roll-forward tables have not been provided. There were no transfers between levels during the year ended December 31, 2024 and 2023.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(5) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2024 are as follows:
Year Ended December 31, 2024	Purchases	Sales
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$130,887	$340,636
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	72,448	303,294
Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	66,895	111,194
American Funds IS The Bond Fund of America Series I, Subaccount	1,223,443	1,380,693
American Funds IS Growth Fund Series I, Subaccount	3,538,082	4,641,266
American Funds IS American High- Income Trust Fund Class I, Subaccount	1,461,730	937,869
American Funds IS International Fund Series I, Subaccount	681,194	812,527
American Funds IS Asset Allocation Fund Series I, Subaccount	6,658,303	8,131,324
BlackRock Global Allocation V.I. Fund Class I, Subaccount	535,671	640,957
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	309,507	743,567
DFA VA International Small Portfolio, Subaccount	38,152	150,699
DFA VA International Value Portfolio, Subaccount	501,507	1,592,818
DFA VA U.S. Large Value Portfolio, Subaccount	1,213,790	2,894,409
DFA VA U.S. Targeted Value Portfolio, Subaccount	442,568	1,372,524
Templeton Foreign VIP Fund Class I, Subaccount	13,194	62,260
Templeton Global Bond VIP Fund Class 1, Subaccount	153,008	340,945
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	250,681	131,805
Goldman Sachs VIT Government Money Market, Subaccount	2,262,837	857,180
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	191,503	972,021
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	1,214,250	2,091,508
MFS® VIT Utilities Series Fund Initial Class, Subaccount	287,795	619,796
MFS® VIT Value Series Fund, Subaccount	1,074,899	1,076,278
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	917,638	1,001,484
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount *	240,816	2,364,392
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	361,167	3,288,858
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	278,100	395,149
TOPS® Balanced ETF Portfolio Class 1, Subaccount	1,744,808	3,044,565
TOPS® Conservative ETF Portfolio Class 1, Subaccount	4,416,620	3,245,211
TOPS® Growth ETF Portfolio Class 1, Subaccount	879,397	1,674,795
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	1,341,415	2,358,033
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	229,490	250,854
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	467,328	1,022,251
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	285,072	525,540
Putnam VT High Yield Fund, Subaccount	419,577	1,036,994
T. Rowe Price Blue Chip Growth Fund, Subaccount	1,405,039	6,801,046
Vanguard VIF Capital Growth Portfolio, Subaccount	417,359	1,382,621
Vanguard VIF Diversified Value Portfolio, Subaccount	847,457	1,141,785
Vanguard VIF Equity Index Portfolio, Subaccount	2,322,738	4,933,389
Vanguard VIF High Yield Bond Portfolio, Subaccount	347,185	540,678
Vanguard VIF International Portfolio, Subaccount	745,613	2,133,383
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	1,182,552	3,092,713
Vanguard VIF Money Market Portfolio, Subaccount	48,651,663	47,951,535
Vanguard VIF Real Estate Index Portfolio, Subaccount	701,893	1,667,634
Vanguard VIF Small Company Growth Portfolio, Subaccount	235,825	876,690
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	3,747,847	4,930,872
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	2,840,553	5,545,797
* The subaccount liquidated effective December 6, 2024

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(5) Purchases and Sales of Investments (continued)

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2023 are as follows:
Year Ended December 31, 2023	Purchases	Sales
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$225,529	$320,652
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	128,289	212,072
Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	25,844	75,974
American Funds IS The Bond Fund of America, Series 1, Subaccount	793,761	1,211,468
American Funds IS Growth Fund Series I, Subaccount	2,880,592	4,384,289
American Funds IS American High-Income Trust Fund Class I, Subaccount	755,079	856,443
American Funds IS International Fund Series I, Subaccount	561,561	764,107
American Funds IS Asset Allocation Fund Series I, Subaccount	5,770,896	5,038,769
BlackRock Global Allocation V.I. Fund Class I, Subaccount	482,277	717,900
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	397,862	568,597
DFA VA International Small Portfolio, Subaccount	22,078	140,480
DFA VA International Value Portfolio, Subaccount	570,854	1,644,697
DFA VA U.S. Large Value Portfolio, Subaccount	694,794	1,933,852
DFA VA U.S. Targeted Value Portfolio, Subaccount	427,591	830,520
Templeton Foreign VIP Fund Class I, Subaccount	37,247	87,912
Templeton Global Bond VIP Fund Class 1, Subaccount	64,947	239,414
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	121,333	121,255
Goldman Sachs VIT Government Money Market, Subaccount	1,201,687	357,320
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	756,950	1,291,098
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	1,212,041	1,560,309
MFS® VIT Utilities Series Fund Initial Class, Subaccount	545,257	863,738
MFS® VIT Value Series Fund, Subaccount	908,596	1,187,194
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	671,475	752,809
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount	589,406	560,914
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	2,450,610	836,482
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	196,651	2,240,948
TOPS® Balanced ETF Portfolio Class 1, Subaccount	1,091,626	2,448,234
TOPS® Conservative ETF Portfolio Class 1, Subaccount	4,075,136	5,350,540
TOPS® Growth ETF Portfolio Class 1, Subaccount	493,333	990,945
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	965,388	2,044,601
PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount	298,073	198,882
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	763,285	1,292,293
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	240,281	336,877
Putnam VT High Yield Fund, Subaccount	507,068	849,653
T. Rowe Price Blue Chip Growth Fund, Subaccount	1,008,481	4,964,692
Vanguard VIF Capital Growth Portfolio, Subaccount	872,922	841,469
Vanguard VIF Diversified Value Portfolio, Subaccount	527,837	811,117
Vanguard VIF Equity Index Portfolio, Subaccount	1,918,149	3,328,439
Vanguard VIF High Yield Bond Portfolio, Subaccount	276,042	504,571
Vanguard VIF International Portfolio, Subaccount	641,288	1,515,773
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	1,247,591	2,362,358
Vanguard VIF Money Market Portfolio, Subaccount	38,338,075	32,981,997
Vanguard VIF Real Estate Index Portfolio, Subaccount	786,244	913,115
Vanguard VIF Small Company Growth Portfolio, Subaccount	201,555	754,994
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	2,505,933	4,059,161
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	3,019,857	5,177,643

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(6) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2024 and 2023 were as follows:
	Invesco V.I.		Invesco V.I.		Invesco Oppenheimer V.I.
	Global Real Estate		Small Cap		International
	Fund		Equity Fund		Growth Fund
	Series I,		Series I,		Non-Service Shares,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	104,786	14,562	62,848	2,841	28,882	308
Units issued	31,073	2,470	7,224	313	1,925	2
Units redeemed	(40,225)	(3,515)	(12,567)	(417)	(5,655)	(67)
Units outstanding at December 31, 2023	95,634	13,517	57,505	2,737	25,152	243
Units issued	18,707	1,337	2,484	29	4,792	15
Units redeemed	(38,437)	(3,671)	(15,421)	(1,191)	(9,286)	—
Units outstanding at December 31, 2024	75,904	11,183	44,568	1,575	20,658	258

	American Funds		American Funds		American Funds
	IS The Bond Fund		IS Growth		IS American High-
	of America		Fund		Income Trust Fund
	Series I,		Series I,		Class I,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	304,349	74,053	451,328	80,198	135,867	11,694
Units issued	60,602	15,919	105,781	9,058	61,132	3,766
Units redeemed	(89,447)	(37,093)	(174,682)	(20,539)	(71,344)	(9,106)
Units outstanding at December 31, 2023	275,504	52,879	382,427	68,717	125,655	6,354
Units issued	116,066	20,164	126,498	4,447	106,128	4,654
Units redeemed	(120,711)	(41,176)	(155,996)	(14,531)	(80,950)	(2,281)
Units outstanding at December 31, 2024	270,859	31,867	352,929	58,633	150,833	8,727

	American Funds		American Funds		BlackRock
	IS International		IS Asset		Global Allocation
	Fund		Allocation Fund		V.I. Fund
	Series I,		Series I,		Class I,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	123,397	17,334	899,303	254,840	90,912	113,585
Units issued	50,449	4,546	347,015	32,720	30,463	5,396
Units redeemed	(62,145)	(8,089)	(337,941)	(48,517)	(40,688)	(14,183)
Units outstanding at December 31, 2023	111,701	13,791	908,377	239,043	80,687	104,798
Units issued	56,491	919	335,965	51,052	20,619	8,148
Units redeemed	(63,408)	(2,988)	(488,360)	(36,513)	(36,306)	(9,510)
Units outstanding at December 31, 2024	104,784	11,722	755,982	253,582	65,000	103,436

	Columbia VP		DFA VA		DFA VA
	Emerging Markets		International		International
	Bond Fund		Small		Value
	Class 1,		Portfolio,		Portfolio,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	201,203	28,501	43,377	722	320,471	36,144
Units issued	40,044	1,706	1,691	18	36,880	1,289
Units redeemed	(64,153)	(4,547)	(11,068)	(70)	(112,371)	(7,676)
Units outstanding at December 31, 2023	177,094	25,660	34,000	670	244,980	29,757
Units issued	31,494	2,038	1,411	23	30,130	739
Units redeemed	(76,721)	(5,243)	(10,190)	(142)	(97,068)	(6,867)
Units outstanding at December 31, 2024	131,867	22,455	25,221	551	178,042	23,629

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(6) Changes in Units Outstanding (continued)

	DFA VA		DFA VA		Templeton
	U.S. Large		U.S. Targeted		Foreign VIP
	Value		Value		Fund
	Portfolio,		Portfolio,		Class I,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	492,715	62,126	182,746	13,162	25,972	—
Units issued	42,677	4,867	13,275	591	1,536	903
Units redeemed	(123,450)	(10,392)	(43,967)	(4,113)	(7,209)	—
Units outstanding at December 31, 2023	411,942	56,601	152,054	9,640	20,299	903
Units issued	31,139	1,397	19,390	105	859	—
Units redeemed	(143,777)	(15,884)	(69,073)	(2,679)	(4,032)	(903)
Units outstanding at December 31, 2024	299,304	42,114	102,371	7,066	17,126	—

	Templeton		Goldman Sachs VIT
	Global Bond		Core Fixed		Goldman Sachs VIT
	VIP Fund		Income		Government
	Class 1,		Service Shares,		Money Market,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares^
Units outstanding at December 31, 2022	141,013	11,833	40,737	41,863	296,558	—
Units issued	7,809	2,166	9,816	1,480	102,791	—
Units redeemed	(23,994)	(4,309)	(10,262)	(2,051)	(31,044)	—
Units outstanding at December 31, 2023	124,828	9,690	40,291	41,292	368,305	—
Units issued	22,289	1,289	12,701	14,920	180,113	—
Units redeemed	(42,249)	(1,406)	(11,287)	(5,619)	(60,718)	—
Units outstanding at December 31, 2024	104,868	9,573	41,705	50,593	487,700	—

	Lazard Retirement		MFS® VIT		MFS® VIT
	Emerging Markets		Total Return		Utilities Series
	Equity Portfolio		Bond Series Fund		Fund
	Investor Shares,		Initial Class,		Initial Class,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	238,915	24,865	502,567	100,547	181,299	13,975
Units issued	63,376	4,113	155,639	8,209	29,694	4,086
Units redeemed	(109,185)	(12,612)	(194,361)	(15,506)	(57,003)	(10,842)
Units outstanding at December 31, 2023	193,106	16,366	463,845	93,250	153,990	7,219
Units issued	18,338	250	149,459	12,554	17,009	1,048
Units redeemed	(76,461)	(3,964)	(234,152)	(29,356)	(42,593)	(2,164)
Units outstanding at December 31, 2024	134,983	12,652	379,152	76,448	128,406	6,103

			MFS® VIT		Morgan Stanley
	MFS® VIT		Blended Research®		VIF, Inc. Global
	Value		Small Cap Equity		Infrastructure
	Series Fund,		Fund,		Fund Class I,
	Subaccount		Subaccount		Subaccount *
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	147,687	6,240	99,672	5,354	148,298	24,376
Units issued	57,979	3,236	46,723	3,664	28,663	2,821
Units redeemed	(81,676)	(6,043)	(51,693)	(5,779)	(47,796)	(6,287)
Units outstanding at December 31, 2023	123,990	3,433	94,702	3,239	129,165	20,910
Units issued	60,817	77	61,288	339	24,679	1,217
Units redeemed	(70,310)	(163)	(66,022)	(356)	(153,844)	(22,127)
Units outstanding at December 31, 2024	114,497	3,347	89,968	3,222	—	—
* The subaccount liquidated effective December 6, 2024

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(6) Changes in Units Outstanding (continued)

	Morgan Stanley		TOPS®		TOPS®
	VIF, Inc.		Aggressive Growth		Balanced ETF
	Growth Portfolio		ETF Portfolio		Portfolio
	Fund Class I,		Class 1,		Class 1,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	135,400	23,853	194,761	38,801	504,274	150,060
Units issued	123,422	3,959	14,466	800	87,277	12,038
Units redeemed	(33,328)	(9,140)	(137,921)	(4,538)	(161,542)	(55,866)
Units outstanding at December 31, 2023	225,494	18,672	71,306	35,063	430,009	106,232
Units issued	14,359	3,284	13,185	629	146,179	4,371
Units redeemed	(131,540)	(6,890)	(19,682)	(437)	(223,364)	(27,420)
Units outstanding at December 31, 2024	108,313	15,066	64,809	35,255	352,824	83,183

	TOPS®		TOPS®		TOPS®
	Conservative ETF		Growth ETF		Moderate Growth
	Portfolio		Portfolio		ETF Portfolio
	Class 1,		Class 1,		Class 1,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	401,400	654,760	240,091	12,941	289,890	121,705
Units issued	311,561	29,872	31,168	65	39,679	29,690
Units redeemed	(356,764)	(126,682)	(61,337)	(5,466)	(117,535)	(36,408)
Units outstanding at December 31, 2023	356,197	557,950	209,922	7,540	212,034	114,987
Units issued	287,598	113,742	57,339	3,587	72,798	18,470
Units redeemed	(245,084)	(81,063)	(103,344)	(3,112)	(111,946)	(50,572)
Units outstanding at December 31, 2024	398,711	590,629	163,917	8,015	172,886	82,885

	PIMCO Commodity		PIMCO VIT		PIMCO VIT
	RealReturn®		All Asset		Real Return
	Strategy Portfolio,		Portfolio		Portfolio
	Advisor Class,		Institutional Class,		Institutional Class,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	59,772	18,985	206,277	29,590	120,804	49,869
Units issued	10,744	2,998	64,722	1,945	19,214	1,825
Units redeemed	(10,408)	(6,638)	(106,963)	(4,106)	(27,894)	(4,934)
Units outstanding at December 31, 2023	60,108	15,345	164,036	27,429	112,124	46,760
Units issued	18,766	7,761	35,635	1,461	18,840	7,363
Units redeemed	(22,798)	(6,458)	(80,957)	(5,364)	(40,784)	(9,833)
Units outstanding at December 31, 2024	56,076	16,648	118,714	23,526	90,180	44,290

	Putnam VT		T. Rowe Price		Vanguard
	High		Blue Chip		VIF
	Yield		Growth		Capital Growth
	Fund,		Fund,		Portfolio,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022	224,677	29,054	653,303	230,337	149,881	48,596
Units issued	45,808	2,258	63,455	19,706	30,091	103
Units redeemed	(82,666)	(5,004)	(202,682)	(56,135)	(34,048)	(4,613)
Units outstanding at December 31, 2023	187,819	26,308	514,076	193,908	145,924	44,086
Units issued	35,077	1,171	56,168	16,546	15,199	401
Units redeemed	(87,764)	(6,127)	(225,529)	(50,433)	(48,901)	(7,006)
Units outstanding at December 31, 2024	135,132	21,352	344,715	160,021	112,222	37,481

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(6) Changes in Units Outstanding (continued)

		Vanguard		Vanguard		Vanguard
		VIF		VIF		VIF
		Diversified Value		Equity Index		High Yield Bond
		Portfolio,		Portfolio,		Portfolio,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022		193,376	34,358	484,639	264,578	184,582	50,849
Units issued		17,746	41	71,578	8,378	19,094	367
Units redeemed		(40,926)	(4,816)	(134,014)	(38,875)	(41,993)	(5,231)
Units outstanding at December 31, 2023		170,196	29,583	422,203	234,081	161,683	45,985
Units issued		32,528	3,824	91,151	18,935	20,312	2,539
Units redeemed		(57,770)	(3,298)	(197,316)	(38,208)	(40,393)	(5,944)
Units outstanding at December 31, 2024		144,954	30,109	316,038	214,808	141,602	42,580

		Vanguard		Vanguard		Vanguard
		VIF		VIF		VIF
		International		Mid-Cap Index		Money Market
		Portfolio,		Portfolio,		Portfolio,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022		324,587	68,610	475,840	68,942	1,066,132	143,379
Units issued		36,915	2,479	87,908	5,778	4,730,223	381,067
Units redeemed		(91,652)	(9,379)	(158,208)	(10,794)	(4,270,626)	(351,470)
Units outstanding at December 31, 2023	5 1 4 0 2 6	269,850	61,710	405,540	63,926	1,525,729	172,976
Units issued		45,131	3,334	85,087	1,216	5,626,998	267,264
Units redeemed		(109,993)	(18,366)	(177,198)	(11,233)	(5,577,334)	(309,828)
Units outstanding at December 31, 2024		204,988	46,678	313,429	53,909	1,575,393	130,412

		Vanguard		Vanguard		Vanguard
		VIF		VIF		VIF
		Real Estate Index		Small Company		Total Bond Market
		Portfolio,		Growth Portfolio,		Index Portfolio,
		Subaccount		Subaccount		Subaccount
		B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2022		349,147	119,308	152,413	34,408	1,328,951	374,662
Units issued		68,513	15,762	13,764	1,857	317,884	29,383
Units redeemed		(97,685)	(24,671)	(41,736)	(4,812)	(482,351)	(52,210)
Units outstanding at December 31, 2023		319,975	110,399	124,441	31,453	1,164,484	351,835
Units issued		62,294	8,570	14,878	1,572	386,502	134,925
Units redeemed		(142,156)	(25,159)	(46,016)	(3,431)	(528,783)	(138,604)
Units outstanding at December 31, 2024		240,113	93,810	93,303	29,594	1,022,203	348,156

		Vanguard
		VIF
		Total Stock Market
		Index Portfolio,
		Subaccount
		B-Shares	C-Shares
Units outstanding at December 31, 2022		659,304	223,236
Units issued		132,273	12,157
Units redeemed		(257,772)	(40,420)
Units outstanding at December 31, 2023		533,805	194,973
Units issued		89,180	18,946
Units redeemed		(189,270)	(78,411)
Units outstanding at December 31, 2024		433,715	135,508

^ This Subaccount is not available in this product type.

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights

The table below provides financial highlights for each subaccount for the year ended December 31, 2024 and for the four preceding years ended December 31. In certain instances, fewer years are presented because the subaccount was not available for the entire five-year period.

	Invesco V.I. Global Real Estate Fund Series I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.93	$9.75	$9.24	$9.09	$12.49	$12.33	$10.09	$9.98	$11.60	$11.51
Unit value - End of period	$9.60	$9.40	$9.93	$9.75	$9.24	$9.09	$12.49	$12.33	$10.09	$9.98
Net assets at end of period (000's)	$729	$105	$949	$132	$968	$132	$1,491	$195	$1,116	$155
Units outstanding at end of period (000's)	76	11	96	14	105	15	119	16	111	16
Total return (1)	-3.28%	-3.52%	7.43%	7.16%	-26.05%	-26.24%	23.84%	23.53%	-13.06%	-13.28%
Investment income ratio (2)	2.39%	2.38%	1.45%	1.52%	2.79%	2.80%	2.85%	2.78%	5.35%	4.86%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Invesco V.I. Small Cap Equity Fund Series I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$16.85	$16.54	$14.67	$14.44	$18.73	$18.48	$15.79	$15.62	$12.59	$12.49
Unit value - End of period	$19.59	$19.19	$16.85	$16.54	$14.67	$14.44	$18.73	$18.48	$15.79	$15.62
Net assets at end of period (000's)	$873	$30	$969	$45	$922	$41	$1,010	$24	$573	$29
Units outstanding at end of period (000's)	45	2	58	3	63	3	54	1	36	2
Total return (1)	16.32%	16.03%	14.84%	14.56%	-21.69%	-21.88%	18.61%	18.32%	25.41%	25.10%
Investment income ratio (2)	0.12%	0.13%	0.00%	0.00%	0.00%	0.00%	0.19%	0.16%	0.41%	0.44%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.82	$13.62	$11.59	$11.45	$16.14	$15.99	$14.87	$14.76	$12.37	$12.36
Unit value - End of period	$13.39	$13.16	$13.82	$13.62	$11.59	$11.45	$16.14	$15.99	$14.87	$14.76
Net assets at end of period (000's)	$277	$3	$348	$3	$335	$4	$422	$6	$317	$11
Units outstanding at end of period (000's)	21	-	25	-	29	-	26	-	21	1
Total return (1)	-3.15%	-3.39%	19.27%	18.97%	-28.21%	-28.39%	8.58%	8.31%	20.17%	19.42%
Investment income ratio (2)	0.63%	0.65%	0.57%	0.54%	0.00%	0.00%	0.00%	0.00%	0.99%	0.68%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS The Bond Fund of America Series I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.00	$9.81	$9.65	$9.49	$11.16	$11.01	$11.34	$11.22	$10.48	$10.39
Unit value - End of period	$9.99	$9.78	$10.00	$9.81	$9.65	$9.49	$11.16	$11.01	$11.34	$11.22
Net assets at end of period (000's)	$2,707	$312	$2,754	$519	$2,936	$703	$2,966	$1,000	$1,575	$485
Units outstanding at end of period (000's)	271	32	276	53	304	74	266	91	139	43
Total return (1)	-0.03%	-0.28%	3.64%	3.38%	-13.56%	-13.78%	-1.59%	-1.91%	8.21%	7.94%
Investment income ratio (2)	4.32%	3.88%	3.62%	3.23%	3.40%	2.97%	1.98%	2.20%	3.43%	2.69%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	American Funds IS Growth Fund Series I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$29.14	$28.60	$21.31	$20.96	$30.79	$30.37	$25.56	$25.27	$16.97	$16.82
Unit value - End of period	$37.88	$37.08	$29.14	$28.60	$21.31	$20.96	$30.79	$30.37	$25.56	$25.27
Net assets at end of period (000's)	$13,368	$2,174	$11,144	$1,965	$9,617	$1,681	$13,825	$2,396	$9,382	$1,756
Units outstanding at end of period (000's)	353	59	382	69	451	80	449	79	367	69
Total return (1)	29.98%	29.65%	36.75%	36.41%	-30.80%	-30.98%	20.48%	20.18%	50.59%	50.21%
Investment income ratio (2)	0.59%	0.57%	0.58%	0.59%	0.58%	0.59%	0.49%	0.49%	0.57%	0.58%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS American High-Income Trust Fund Class I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.56	$13.31	$12.21	$12.02	$13.63	$13.44	$12.72	$12.58	$11.93	$11.83
Unit value - End of period	$14.68	$14.37	$13.56	$13.31	$12.21	$12.02	$13.63	$13.44	$12.72	$12.58
Net assets at end of period (000's)	$2,214	$125	$1,704	$85	$1,659	$141	$1,980	$145	$1,240	$159
Units outstanding at end of period (000's)	151	9	126	6	136	12	145	11	97	13
Total return (1)	8.28%	8.00%	11.01%	10.74%	-10.37%	-10.59%	7.12%	6.85%	6.59%	6.32%
Investment income ratio (2)	7.72%	8.12%	7.07%	6.40%	7.63%	7.57%	5.02%	4.29%	9.64%	8.63%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS International Fund Series I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.67	$13.42	$11.95	$11.76	$15.27	$15.06	$15.70	$15.52	$13.92	$13.80
Unit value - End of period	$13.92	$13.63	$13.67	$13.42	$11.95	$11.76	$15.27	$15.06	$15.70	$15.52
Net assets at end of period (000's)	$1,459	$160	$1,527	$185	$1,475	$204	$1,749	$225	$1,456	$224
Units outstanding at end of period (000's)	105	12	112	14	123	17	115	15	93	14
Total return (1)	1.85%	1.59%	14.39%	14.11%	-21.75%	-21.95%	-2.71%	-2.95%	12.78%	12.50%
Investment income ratio (2)	1.43%	1.32%	1.49%	1.54%	2.00%	2.00%	3.00%	2.64%	0.98%	0.95%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS Asset Allocation Fund Series I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$16.24	$15.94	$14.39	$14.16	$16.83	$16.60	$14.80	$14.64	$13.32	$13.22
Unit value - End of period	$18.67	$18.28	$16.24	$15.94	$14.39	$14.16	$16.83	$16.60	$14.80	$14.64
Net assets at end of period (000's)	$14,117	$4,636	$14,752	$3,810	$12,942	$3,609	$14,131	$4,490	$10,249	$3,001
Units outstanding at end of period (000's)	756	254	908	239	899	255	840	270	692	205
Total return (1)	14.98%	14.70%	12.85%	12.57%	-14.48%	-14.70%	13.68%	13.40%	11.12%	10.75%
Investment income ratio (2)	2.33%	2.44%	2.46%	2.44%	2.19%	2.08%	1.90%	1.94%	2.03%	2.13%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	BlackRock Global Allocation V.I. Fund Class I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$14.05	$13.79	$12.64	$12.44	$15.25	$15.04	$14.51	$14.35	$12.15	$12.04
Unit value - End of period	$15.12	$14.80	$14.05	$13.79	$12.64	$12.44	$15.25	$15.04	$14.51	$14.35
Net assets at end of period (000's)	$983	$1,531	$1,134	$1,445	$1,149	$1,413	$1,376	$1,785	$979	$915
Units outstanding at end of period (000's)	65	103	81	105	91	114	90	119	67	64
Total return (1)	7.59%	7.32%	11.15%	10.88%	-17.11%	-17.32%	5.09%	4.82%	19.48%	19.18%
Investment income ratio (2)	1.25%	1.36%	2.14%	2.22%	0.00%	0.00%	1.00%	1.03%	1.32%	1.52%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Columbia VP Emerging Markets Bond Fund Class 1, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.01	$9.83	$9.20	$9.06	$11.13	$10.98	$11.55	$11.42	$10.93	$10.83
Unit value - End of period	$10.49	$10.27	$10.01	$9.83	$9.20	$9.06	$11.13	$10.98	$11.55	$11.42
Net assets at end of period (000's)	$1,384	$231	$1,773	$252	$1,852	$258	$2,285	$362	$1,927	$292
Units outstanding at end of period (000's)	132	22	177	26	201	29	205	33	167	26
Total return (1)	4.79%	4.53%	8.79%	8.52%	-17.28%	-17.49%	-3.66%	-3.90%	5.71%	5.44%
Investment income ratio (2)	5.05%	5.12%	5.44%	5.47%	4.35%	4.32%	3.94%	3.98%	3.56%	3.44%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	DFA VA International Small Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$14.39	$14.12	$12.80	$12.59	$15.77	$15.56	$13.98	$13.82	$12.92	$12.87
Unit value - End of period	$14.71	$14.40	$14.39	$14.12	$12.80	$12.59	$15.77	$15.56	$13.98	$13.82
Net assets at end of period (000's)	$371	$8	$489	$9	$555	$9	$652	$10	$494	$10
Units outstanding at end of period (000's)	25	1	34	1	43	1	41	1	35	1
Total return (1)	2.26%	2.00%	12.42%	12.14%	-18.87%	-19.07%	12.86%	12.58%	8.21%	7.40%
Investment income ratio (2)	3.15%	3.15%	2.73%	3.05%	2.58%	2.22%	2.76%	2.47%	2.12%	3.28%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	DFA VA International Value Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$16.21	$15.91	$13.96	$13.74	$14.68	$14.48	$12.61	$12.47	$12.98	$12.87
Unit value - End of period	$17.02	$16.67	$16.21	$15.91	$13.96	$13.74	$14.68	$14.48	$12.61	$12.47
Net assets at end of period (000's)	$3,031	$394	$3,971	$473	$4,474	$497	$5,522	$658	$4,662	$669
Units outstanding at end of period (000's)	178	24	245	30	320	36	376	45	370	54
Total return (1)	5.02%	4.76%	16.11%	15.83%	-4.89%	-5.13%	16.36%	16.07%	-2.84%	-3.08%
Investment income ratio (2)	3.54%	3.62%	4.20%	4.43%	3.66%	3.57%	4.01%	3.56%	2.81%	2.60%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	DFA VA U.S. Large Value Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$17.46	$17.14	$15.98	$15.72	$17.05	$16.82	$13.63	$13.47	$13.98	$13.85
Unit value - End of period	$19.50	$19.09	$17.46	$17.14	$15.98	$15.72	$17.05	$16.82	$13.63	$13.47
Net assets at end of period (000's)	$5,837	$804	$7,194	$970	$7,874	$977	$9,479	$1,074	$6,835	$971
Units outstanding at end of period (000's)	299	42	412	57	493	62	556	64	502	72
Total return (1)	11.68%	11.40%	9.27%	9.00%	-6.29%	-6.52%	25.15%	24.84%	-2.50%	-2.74%
Investment income ratio (2)	1.83%	1.82%	2.13%	2.24%	2.10%	2.17%	1.80%	1.57%	2.42%	2.53%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	DFA VA U.S. Targeted Value Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$20.23	$19.86	$17.10	$16.83	$18.13	$17.88	$13.17	$13.03	$12.82	$12.71
Unit value - End of period	$21.54	$21.10	$20.23	$19.86	$17.10	$16.83	$18.13	$17.88	$13.17	$13.03
Net assets at end of period (000's)	$2,205	$149	$3,075	$191	$3,126	$222	$3,938	$297	$3,137	$352
Units outstanding at end of period (000's)	102	7	152	10	183	13	217	17	238	27
Total return (1)	6.52%	6.25%	18.25%	17.96%	-5.64%	-5.87%	37.60%	37.26%	2.77%	2.51%
Investment income ratio (2)	1.19%	1.26%	1.48%	1.36%	1.19%	1.16%	1.34%	1.03%	2.12%	1.95%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Templeton Foreign VIP Fund Class I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.62	$12.38	$10.57	$0.00	$11.59	$0.00	$11.27	$11.15	$11.53	$11.45
Unit value - End of period	$12.33	$12.07	$12.62	$12.38	$10.57	$0.00	$11.59	$0.00	$11.27	$11.15
Net assets at end of period (000's)	$211	$0	$256	11	$275	-	$273	$0	$172	$6
Units outstanding at end of period (000's)	17	-	20	1	26	-	24	-	15	1
Total return (1)	-2.28%	-2.53%	19.30%	0.00%	-8.76%	0.00%	2.88%	-100.00%	-2.33%	-2.63%
Investment income ratio (2)	2.54%	0.00%	3.60%	0.00%	3.16%	0.00%	1.97%	3.13%	3.82%	3.45%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Templeton Global Bond VIP Fund Class 1, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$8.93	$8.77	$8.78	$8.64	$9.37	$9.24	$9.97	$9.86	$10.62	$10.52
Unit value - End of period	$7.82	$7.65	$8.93	$8.77	$8.78	$8.64	$9.37	$9.24	$9.97	$9.86
Net assets at end of period (000's)	$820	$73	$1,115	$85	$1,239	$102	$1,503	$160	$1,145	$168
Units outstanding at end of period (000's)	105	10	125	10	141	12	160	17	115	17
Total return (1)	-12.46%	-12.68%	1.66%	1.41%	-6.26%	-6.50%	-6.04%	-6.28%	-6.04%	-6.28%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	8.62%	7.92%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.59	$9.41	$9.18	$9.03	$10.84	$10.69	$11.23	$11.11	$10.42	$10.33
Unit value - End of period	$9.56	$9.36	$9.59	$9.41	$9.18	$9.03	$10.84	$10.69	$11.23	$11.11
Net assets at end of period (000's)	$399	$474	$386	$389	$374	$378	$472	$326	$362	$248
Units outstanding at end of period (000's)	42	51	40	41	41	42	44	30	32	22
Total return (1)	-0.28%	-0.53%	4.51%	4.25%	-15.31%	-15.52%	-3.52%	-3.76%	7.83%	7.56%
Investment income ratio (2)	3.89%	3.95%	3.06%	3.05%	1.66%	1.67%	1.26%	1.28%	2.25%	2.28%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Goldman Sachs VIT Government Money Market, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C- Shares^	B-Shares	C- Shares^	B-Shares	C- Shares^	B-Shares	C- Shares^	B-Shares	C- Shares^
Unit value - Beginning of period	$10.15	$0.00	$9.81	$0.00	$9.72	$0.00	$9.95	$0.00	$10.06	$0.00
Unit value - End of period	$10.52	$0.00	$10.15	$0.00	$9.81	$0.00	$9.72	$0.00	$9.95	$0.00
Net assets at end of period (000's)	$5,145	-	$3,739	-	$2,895	-	$1,742	-	$1,752	-
Units outstanding at end of period (000's)	488	-	368	-	295	-	179	-	176	-
Total return (1)	3.59%	0.00%	3.49%	0.00%	0.94%	0.00%	-2.33%	0.00%	-1.07%	0.00%
Investment income ratio (2)	5.02%	6.44%	4.94%	0.00%	1.69%	0.00%	0.01%	0.00%	0.18%	0.00%
Expense ratio (3)	1.50%	0.00%	1.50%	0.00%	1.50%	0.00%	1.50%	0.00%	1.50%	0.00%

	Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.68	$12.44	$10.50	$10.32	$12.53	$12.35	$12.02	$11.89	$12.31	$12.20
Unit value - End of period	$13.45	$13.16	$12.68	$12.44	$10.50	$10.32	$12.53	$12.35	$12.02	$11.89
Net assets at end of period (000's)	$1,816	$166	$2,449	$204	$2,508	$257	$3,028	$313	$2,608	$328
Units outstanding at end of period (000's)	135	13	193	16	239	25	242	25	217	28
Total return (1)	6.07%	5.78%	20.79%	20.47%	-16.22%	-16.44%	4.22%	3.95%	-2.34%	-2.59%
Investment income ratio (2)	3.44%	3.56%	5.09%	5.34%	3.65%	3.53%	2.18%	2.13%	2.92%	2.69%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.91	$9.73	$9.37	$9.22	$11.05	$10.90	$11.31	$11.18	$10.60	$10.51
Unit value - End of period	$10.01	$9.80	$9.91	$9.73	$9.37	$9.22	$11.05	$10.90	$11.31	$11.18
Net assets at end of period (000's)	$3,796	$749	$4,597	$907	$4,708	$927	$6,058	$1,307	$4,901	$1,032
Units outstanding at end of period (000's)	379	76	464	93	503	101	548	120	433	92
Total return (1)	1.01%	0.75%	5.78%	5.52%	-15.21%	-15.43%	-2.29%	-2.53%	6.69%	6.42%
Investment income ratio (2)	4.07%	4.30%	3.14%	3.12%	2.77%	2.66%	2.80%	2.75%	3.48%	3.38%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	MFS® VIT Utilities Series Fund Initial Class, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$14.85	$14.58	$15.40	$15.16	$15.52	$15.31	$13.81	$13.65	$13.19	$13.07
Unit value - End of period	$16.34	$15.99	$14.85	$14.58	$15.40	$15.16	$15.52	$15.31	$13.81	$13.65
Net assets at end of period (000's)	$2,098	$98	$2,287	$105	$2,792	$212	$3,332	$194	$2,462	$175
Units outstanding at end of period (000's)	128	6	154	7	181	14	215	13	178	13
Total return (1)	9.98%	9.71%	-3.56%	-3.80%	-0.74%	-0.99%	12.39%	12.11%	4.70%	4.44%
Investment income ratio (2)	2.27%	2.11%	3.42%	3.28%	2.39%	2.44%	1.82%	1.74%	2.67%	2.49%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	MFS® VIT Value Series Fund, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$17.02	$16.70	$16.01	$15.75	$17.27	$17.03	$13.97	$13.82	$13.68	$13.56
Unit value - End of period	$18.71	$18.32	$17.02	$16.70	$16.01	$15.75	$17.27	$17.03	$13.97	$13.82
Net assets at end of period (000's)	$2,142	$61	$2,110	$57	$2,364	$98	$2,789	$142	$1,834	$115
Units outstanding at end of period (000's)	114	3	124	3	148	6	162	8	131	8
Total return (1)	9.94%	9.66%	6.33%	6.06%	-7.31%	-7.54%	23.59%	23.28%	2.17%	1.91%
Investment income ratio (2)	1.63%	1.64%	1.55%	1.50%	1.41%	1.39%	1.34%	1.40%	1.59%	1.66%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$17.74	$17.41	$15.14	$14.89	$18.82	$18.57	$14.74	$14.57	$14.59	$14.46
Unit value - End of period	$18.34	$17.95	$17.74	$17.41	$15.14	$14.89	$18.82	$18.57	$14.74	$14.57
Net assets at end of period (000's)	$1,650	$58	$1,680	$56	$1,509	$80	$1,883	$131	$1,292	$127
Units outstanding at end of period (000's)	90	3	95	3	100	5	100	7	88	9
Total return (1)	3.37%	3.11%	17.19%	16.90%	-19.59%	-19.79%	27.71%	27.39%	1.05%	0.80%
Investment income ratio (2)	0.97%	0.98%	0.78%	0.69%	0.76%	0.73%	0.89%	0.82%	0.88%	0.97%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.73	$12.51	$12.36	$12.18	$13.64	$13.47	$12.12	$12.00	$12.40	$12.31
Unit value - End of period	$14.62	$14.33	$12.73	$12.51	$12.36	$12.18	$13.64	$13.47	$12.12	$12.00
Net assets at end of period (000's)	$0	$0	$1,645	$262	$1,834	$297	$2,332	$466	$1,717	$195
Units outstanding at end of period (000's)	-	-	129	21	148	24	171	35	142	16
Total return (1)	14.84%	14.57%	3.00%	2.74%	-9.38%	-9.61%	12.56%	12.28%	-2.27%	-2.52%
Investment income ratio (2)	2.86%	2.82%	2.56%	2.60%	2.93%	3.04%	2.54%	2.51%	1.65%	1.51%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$23.35	$22.92	$15.94	$15.69	$40.53	$39.99	$41.10	$40.65	$19.10	$19.04
Unit value - End of period	$33.71	$33.02	$23.35	$22.92	$15.94	$15.69	$40.53	$39.99	$41.10	$40.65
Net assets at end of period (000's)	$3,652	$497	$5,265	$428	$2,158	$374	$3,947	$990	$4,184	$1,629
Units outstanding at end of period (000's)	108	15	225	19	135	24	97	25	102	40
Total return (1)	44.39%	44.03%	46.46%	46.10%	-60.66%	-60.76%	-1.39%	-1.63%	115.14%	113.55%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$17.34	$17.02	$14.95	$14.71	$18.01	$17.77	$15.28	$15.11	$13.69	$13.57
Unit value - End of period	$19.17	$18.77	$17.34	$17.02	$14.95	$14.71	$18.01	$17.77	$15.28	$15.11
Net assets at end of period (000's)	$1,242	$662	$1,237	$597	$2,911	$571	$3,481	$721	$2,283	$664
Units outstanding at end of period (000's)	65	35	71	35	195	39	193	41	149	44
Total return (1)	10.53%	10.25%	16.02%	15.73%	-17.00%	-17.20%	17.88%	17.59%	11.60%	11.32%
Investment income ratio (2)	1.41%	1.37%	0.70%	1.20%	1.35%	1.33%	0.69%	0.62%	1.40%	1.39%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Balanced ETF Portfolio Class 1, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.26	$13.01	$12.04	$11.85	$13.74	$13.55	$12.68	$12.54	$11.83	$11.73
Unit value - End of period	$13.98	$13.69	$13.26	$13.01	$12.04	$11.85	$13.74	$13.55	$12.68	$12.54
Net assets at end of period (000's)	$4,933	$1,139	$5,702	$1,383	$6,074	$1,778	$7,659	$2,199	$5,641	$1,953
Units outstanding at end of period (000's)	353	83	430	106	504	150	558	162	445	156
Total return (1)	5.44%	5.17%	10.09%	9.82%	-12.31%	-12.53%	8.34%	8.06%	7.16%	6.89%
Investment income ratio (2)	2.03%	1.95%	1.82%	1.60%	1.64%	1.60%	1.04%	1.00%	1.46%	1.51%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Conservative ETF Portfolio Class 1, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.13	$11.91	$11.24	$11.07	$12.49	$12.33	$11.87	$11.75	$11.22	$11.14
Unit value - End of period	$12.69	$12.43	$12.13	$11.91	$11.24	$11.07	$12.49	$12.33	$11.87	$11.75
Net assets at end of period (000's)	$5,059	$7,343	$4,319	$6,647	$4,513	$7,251	$6,078	$8,876	$4,018	$7,084
Units outstanding at end of period (000's)	399	591	356	558	401	655	487	720	338	603
Total return (1)	4.63%	4.37%	7.85%	7.58%	-9.96%	-10.18%	5.15%	4.89%	5.80%	5.53%
Investment income ratio (2)	2.72%	2.67%	2.25%	2.11%	1.84%	1.89%	0.99%	1.00%	1.80%	1.86%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	TOPS® Growth ETF Portfolio Class 1, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$16.20	$15.90	$14.13	$13.90	$16.78	$16.55	$14.57	$14.41	$13.18	$13.07
Unit value - End of period	$17.73	$17.35	$16.20	$15.90	$14.13	$13.90	$16.78	$16.55	$14.57	$14.41
Net assets at end of period (000's)	$2,905	$139	$3,401	$120	$3,391	$180	$4,905	$179	$3,757	$171
Units outstanding at end of period (000's)	164	8	210	8	240	13	292	11	258	12
Total return (1)	9.42%	9.15%	14.68%	14.39%	-15.82%	-16.03%	15.15%	14.87%	10.53%	10.25%
Investment income ratio (2)	1.38%	1.69%	1.39%	1.16%	1.39%	1.48%	0.89%	0.91%	1.54%	1.46%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$14.70	$14.43	$13.11	$12.90	$15.24	$15.03	$13.68	$13.52	$12.50	$12.39
Unit value - End of period	$15.79	$15.45	$14.70	$14.43	$13.11	$12.90	$15.24	$15.03	$13.68	$13.52
Net assets at end of period (000's)	$2,729	$1,281	$3,118	$1,659	$3,802	$1,570	$6,046	$2,123	$5,647	$1,789
Units outstanding at end of period (000's)	173	83	212	115	290	122	397	141	413	132
Total return (1)	7.35%	7.08%	12.12%	11.84%	-13.96%	-14.17%	11.44%	11.16%	9.43%	9.15%
Investment income ratio (2)	1.81%	1.73%	1.63%	1.84%	1.39%	1.51%	1.18%	1.19%	1.56%	1.60%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	PIMCO Commodity RealReturn® Strategy Portfolio, Advisor Class, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.22	$12.01	$13.45	$13.25	$12.55	$12.39	$9.54	$9.45	$9.61	$9.53
Unit value - End of period	$12.56	$12.31	$12.22	$12.01	$13.45	$13.25	$12.55	$12.39	$9.54	$9.45
Net assets at end of period (000's)	$704	$205	$735	$184	$804	$251	$778	$290	$530	$201
Units outstanding at end of period (000's)	56	17	60	15	60	19	62	23	56	21
Total return (1)	2.77%	2.51%	-9.12%	-9.34%	7.17%	6.90%	31.48%	31.16%	-0.64%	-0.89%
Investment income ratio (2)	2.38%	2.39%	16.38%	16.06%	21.65%	21.78%	4.59%	4.52%	6.48%	6.36%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	PIMCO VIT All Asset Portfolio Institutional Class, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.32	$13.07	$12.48	$12.28	$14.34	$14.15	$12.51	$12.37	$11.75	$11.65
Unit value - End of period	$13.63	$13.35	$13.32	$13.07	$12.48	$12.28	$14.34	$14.15	$12.51	$12.37
Net assets at end of period (000's)	$1,619	$314	$2,184	$358	$2,575	$363	$3,462	$533	$2,955	$476
Units outstanding at end of period (000's)	119	24	164	27	206	30	241	38	236	38
Total return (1)	2.39%	2.13%	6.67%	6.41%	-12.97%	-13.19%	14.68%	14.40%	6.45%	6.19%
Investment income ratio (2)	6.59%	6.53%	2.95%	3.05%	7.65%	7.61%	11.17%	11.30%	5.13%	5.09%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	PIMCO VIT Real Return Portfolio Institutional Class, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.53	$10.34	$10.30	$10.13	$11.85	$11.69	$11.37	$11.25	$10.33	$10.24
Unit value - End of period	$10.61	$10.39	$10.53	$10.34	$10.30	$10.13	$11.85	$11.69	$11.37	$11.25
Net assets at end of period (000's)	$957	$460	$1,181	$483	$1,244	$505	$1,563	$591	$891	$360
Units outstanding at end of period (000's)	90	44	112	47	121	50	132	51	78	32
Total return (1)	0.75%	0.50%	2.28%	2.03%	-13.08%	-13.30%	4.17%	3.91%	10.14%	9.86%
Investment income ratio (2)	2.76%	2.73%	3.14%	3.14%	7.19%	7.11%	5.24%	5.21%	1.56%	1.58%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Putnam VT High Yield Fund, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.30	$12.07	$11.12	$10.94	$12.73	$12.56	$12.29	$12.15	$11.82	$11.72
Unit value - End of period	$13.11	$12.83	$12.30	$12.07	$11.12	$10.94	$12.73	$12.56	$12.29	$12.15
Net assets at end of period (000's)	$1,771	$274	$2,310	$318	$2,498	$318	$3,226	$438	$2,620	$348
Units outstanding at end of period (000's)	135	21	188	26	225	29	253	35	213	29
Total return (1)	6.57%	6.30%	10.63%	10.35%	-12.69%	-12.91%	3.63%	3.37%	3.92%	3.66%
Investment income ratio (2)	6.37%	6.13%	5.75%	5.55%	5.49%	5.63%	4.56%	4.53%	5.73%	6.52%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	T. Rowe Price Blue Chip Growth Fund, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$24.30	$23.85	$16.52	$16.26	$27.27	$26.90	$23.54	$23.27	$17.78	$17.63
Unit value - End of period	$32.43	$31.75	$24.30	$23.85	$16.52	$16.26	$27.27	$26.90	$23.54	$23.27
Net assets at end of period (000's)	$11,181	$5,081	$12,492	$4,625	$10,794	$3,744	$18,413	$6,272	$12,542	$4,775
Units outstanding at end of period (000's)	345	160	514	194	653	230	675	233	533	205
Total return (1)	33.48%	33.14%	47.08%	46.71%	-39.42%	-39.57%	15.87%	15.58%	32.37%	32.04%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Capital Growth Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$24.45	$24.00	$19.39	$19.08	$23.29	$22.98	$19.45	$19.24	$16.77	$16.62
Unit value - End of period	$27.31	$26.74	$24.45	$24.00	$19.39	$19.08	$23.29	$22.98	$19.45	$19.24
Net assets at end of period (000's)	$3,065	$1,002	$3,568	$1,058	$2,907	$927	$3,347	$1,240	$2,538	$1,047
Units outstanding at end of period (000's)	112	37	146	44	150	49	144	54	130	54
Total return (1)	11.71%	11.43%	26.08%	25.77%	-16.74%	-16.95%	19.73%	19.43%	16.03%	15.74%
Investment income ratio (2)	1.16%	1.12%	1.08%	1.08%	0.92%	0.94%	0.87%	0.94%	1.32%	1.34%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Vanguard VIF Diversified Value Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$19.20	$18.84	$16.22	$15.96	$18.60	$18.35	$14.48	$14.31	$13.12	$13.00
Unit value - End of period	$21.73	$21.27	$19.20	$18.84	$16.22	$15.96	$18.60	$18.35	$14.48	$14.31
Net assets at end of period (000's)	$3,149	$640	$3,267	$557	$3,137	$548	$3,845	$659	$2,537	$487
Units outstanding at end of period (000's)	145	30	170	30	193	34	207	36	175	34
Total return (1)	13.16%	12.88%	18.34%	18.05%	-12.80%	-13.02%	28.52%	28.20%	10.37%	10.10%
Investment income ratio (2)	1.66%	1.65%	1.43%	1.48%	1.19%	1.28%	1.00%	1.02%	2.64%	2.74%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Equity Index Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$22.60	$22.18	$18.19	$17.90	$22.58	$22.27	$17.83	$17.63	$15.27	$15.14
Unit value - End of period	$27.79	$27.21	$22.60	$22.18	$18.19	$17.90	$22.58	$22.27	$17.83	$17.63
Net assets at end of period (000's)	$8,782	$5,844	$9,541	$5,192	$8,815	$4,735	$12,256	$7,122	$8,805	$5,814
Units outstanding at end of period (000's)	316	215	422	234	485	265	543	320	494	330
Total return (1)	22.97%	22.66%	24.24%	23.93%	-19.44%	-19.65%	26.64%	26.32%	16.77%	16.48%
Investment income ratio (2)	1.39%	1.31%	1.47%	1.45%	1.36%	1.47%	1.18%	1.23%	1.65%	1.67%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF High Yield Bond Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.32	$12.09	$11.20	$11.02	$12.54	$12.37	$12.28	$12.14	$11.81	$11.71
Unit value - End of period	$12.92	$12.64	$12.32	$12.09	$11.20	$11.02	$12.54	$12.37	$12.28	$12.14
Net assets at end of period (000's)	$1,829	$538	$1,992	$556	$2,067	$560	$2,662	$617	$2,160	$593
Units outstanding at end of period (000's)	142	43	162	46	185	51	212	50	176	49
Total return (1)	4.85%	4.59%	10.01%	9.73%	-10.71%	-10.93%	2.13%	1.88%	3.96%	3.70%
Investment income ratio (2)	5.71%	5.68%	5.20%	5.07%	5.28%	4.92%	3.97%	4.13%	5.12%	5.15%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF International Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.61	$18.26	$16.47	$16.21	$23.93	$23.61	$24.67	$24.40	$15.87	$15.74
Unit value - End of period	$19.98	$19.56	$18.61	$18.26	$16.47	$16.21	$23.93	$23.61	$24.67	$24.40
Net assets at end of period (000's)	$4,096	$913	$5,021	$1,127	$5,347	$1,112	$6,800	$1,374	$6,774	$1,603
Units outstanding at end of period (000's)	205	47	270	62	325	69	284	58	275	66
Total return (1)	7.38%	7.11%	12.95%	12.67%	-31.16%	-31.33%	-3.01%	-3.25%	55.44%	55.05%
Investment income ratio (2)	1.28%	1.31%	1.61%	1.56%	1.30%	1.27%	0.27%	0.28%	1.24%	1.29%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Vanguard VIF Mid-Cap Index Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.34	$18.00	$16.08	$15.82	$20.10	$19.83	$16.41	$16.23	$14.04	$13.92
Unit value - End of period	$20.79	$20.36	$18.34	$18.00	$16.08	$15.82	$20.10	$19.83	$16.41	$16.23
Net assets at end of period (000's)	$6,517	$1,097	$7,439	$1,151	$7,649	$1,091	$10,333	$1,405	$7,729	$1,240
Units outstanding at end of period (000's)	313	54	406	64	476	69	514	71	471	76
Total return (1)	13.35%	13.06%	14.11%	13.83%	-20.03%	-20.23%	22.51%	22.20%	16.84%	16.55%
Investment income ratio (2)	1.45%	1.42%	1.50%	1.42%	1.16%	1.15%	1.04%	1.09%	1.46%	1.56%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Money Market Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.12	$9.93	$9.78	$9.62	$9.78	$9.65	$9.93	$9.82	$10.03	$9.94
Unit value - End of period	$10.49	$10.27	$10.12	$9.93	$9.78	$9.62	$9.78	$9.65	$9.93	$9.82
Net assets at end of period (000's)	$16,526	$1,339	$15,446	$1,718	$10,429	$1,380	$5,199	$793	$6,880	$1,521
Units outstanding at end of period (000's)	1,575	130	1,526	173	1,066	143	532	82	693	155
Total return (1)	3.62%	3.36%	3.49%	3.24%	0.00%	-0.25%	-1.47%	-1.72%	-0.98%	-1.23%
Investment income ratio (2)	5.05%	5.10%	4.96%	4.94%	1.78%	1.65%	0.01%	0.01%	0.29%	0.35%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Real Estate Index Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$11.76	$11.54	$10.68	$10.51	$14.71	$14.51	$10.65	$10.53	$11.28	$11.19
Unit value - End of period	$12.13	$11.87	$11.76	$11.54	$10.68	$10.51	$14.71	$14.51	$10.65	$10.53
Net assets at end of period (000's)	$2,912	$1,114	$3,761	$1,274	$3,730	$1,254	$5,800	$1,932	$4,152	$1,380
Units outstanding at end of period (000's)	240	94	320	110	349	119	394	133	390	131
Total return (1)	3.17%	2.91%	10.04%	9.77%	-27.39%	-27.57%	38.12%	37.78%	-5.59%	-5.83%
Investment income ratio (2)	3.33%	3.23%	2.51%	2.46%	2.01%	1.98%	1.96%	2.02%	2.43%	2.65%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Small Company Growth Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.04	$17.71	$15.30	$15.06	$20.81	$20.53	$18.50	$18.29	$15.20	$15.08
Unit value - End of period	$19.79	$19.38	$18.04	$17.71	$15.30	$15.06	$20.81	$20.53	$18.50	$18.29
Net assets at end of period (000's)	$1,847	$574	$2,245	$557	$2,333	$518	$3,354	$747	$3,370	$802
Units outstanding at end of period (000's)	93	30	124	31	152	34	161	36	182	44
Total return (1)	9.71%	9.43%	17.87%	17.58%	-26.46%	-26.65%	12.52%	12.24%	21.66%	21.35%
Investment income ratio (2)	0.57%	0.53%	0.43%	0.41%	0.27%	0.28%	0.38%	0.39%	0.64%	0.65%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

MEMBERS Horizon Variable Separate Account
Notes to Financial Statements
(7) Financial Highlights (continued)

	Vanguard VIF Total Bond Market Index Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.39	$9.22	$9.03	$8.88	$10.56	$10.42	$10.91	$10.79	$10.31	$10.22
Unit value - End of period	$9.37	$9.17	$9.39	$9.22	$9.03	$8.88	$10.56	$10.42	$10.91	$10.79
Net assets at end of period (000's)	$9,574	$3,192	$10,937	$3,243	$12,000	$3,329	$16,360	$4,179	$12,864	$3,511
Units outstanding at end of period (000's)	1,022	348	1,164	352	1,329	375	1,549	401	1,179	325
Total return (1)	-0.28%	-0.53%	4.01%	3.75%	-14.50%	-14.72%	-3.18%	-3.42%	5.80%	5.53%
Investment income ratio (2)	2.89%	2.95%	2.57%	2.49%	2.13%	2.09%	1.90%	1.93%	2.34%	2.29%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Total Stock Market Index Portfolio, Subaccount
	2024		2023		2022		2021		2020
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$21.88	$21.47	$17.63	$17.35	$22.26	$21.96	$17.99	$17.79	$15.10	$14.97
Unit value - End of period	$26.66	$26.10	$21.88	$21.47	$17.63	$17.35	$22.26	$21.96	$17.99	$17.79
Net assets at end of period (000's)	$11,563	$3,537	$11,679	$4,187	$11,625	$3,873	$16,399	$5,169	$0	$0
Units outstanding at end of period (000's)	434	136	534	195	659	223	737	235	664	249
Total return (1)	21.86%	21.55%	24.08%	23.77%	-20.79%	-20.98%	23.77%	23.46%	19.11%	18.81%
Investment income ratio (2)	1.30%	1.44%	1.20%	1.17%	1.39%	1.38%	1.13%	1.21%	1.49%	1.50%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

^ This subaccount is not available for this product share type.
(1)
The Total Return represents the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.  The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year.

(2)
The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the daily average net assets for the period indicated.  The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3)
The Expense Ratio represents the annualized contract expenses of the respective contract of the Account, consisting primarily of mortality and expense risk charges, as defined in the Account Charges note. The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(4)
This Subaccount liquidated effective December 6, 2024. The total return calculation is based on the last unit price and investment income ratio is based on income through December 5, 2024 divided by average assets during the year.

(8) Subsequent Events

The Account evaluated subsequent events through the date the financial statements were issued.  During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.